Metropolitan West Funds

ULTRA SHORT BOND FUND

(Class M: MWUSX; Class I: MWUIX)

LOW DURATION BOND FUND

(Class M: MWLDX; Class I: MWLIX; Administrative Class: MWLNX)

INTERMEDIATE BOND FUND

(Class M: MWIMX; Class I: MWIIX)

TOTAL RETURN BOND FUND

(Class M: MWTRX; Class I: MWTIX; Administrative Class: MWTNX; Plan Class: MWTSX)

HIGH YIELD BOND FUND

(Class M: MWHYX; Class I: MWHIX)

UNCONSTRAINED BOND FUND

(Class M: MWCRX; Class I: MWCIX)

STRATEGIC INCOME FUND

(Class M: MWSTX; Class I: MWSIX)

ALPHATRAK 500 FUND

(Class M: MWATX)

FLOATING RATE INCOME FUND

(Class M: MWFRX; Class I: MWFLX)

PROSPECTUS

July 29, 2013

As with all mutual funds, the Securities and Exchange

Commission (“SEC”) has not approved or disapproved these

securities or determined if this Prospectus is truthful or complete.

Any representation to the contrary is a criminal offense.

Metropolitan West Asset Management, LLC

Investment Adviser

MW-FUNDP_0713

FUND SUMMARY

METROPOLITAN WEST ULTRA SHORT BOND FUND

INVESTMENT OBJECTIVE

The Ultra Short Bond Fund seeks to maximize current income, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	CLASS M	CLASS I
SHAREHOLDER FEES
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.16%	None
Other Expenses	0.23%	0.23%

Total Annual Fund Operating Expenses	0.64%	0.48%

Fee Waiver and/or Expense Reimbursement (1)	(0.14)%	(0.14)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (1)	0.50%	0.34%

(1)	Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable share class. The Adviser may recoup reduced fees and expenses within three years, subject to any applicable expense limit at the time of recoupment. This contract will remain in place until July 31, 2014. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expenses limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$51	$191	$343	$785
Class I	$35	$140	$255	$590

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal circumstances, at least 90% of its net assets in investment grade fixed income securities or unrated securities that are determined by the Adviser to be of similar quality. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade. The Fund also invests at least 80% of its net assets plus borrowings for investment purposes in fixed income securities it regards as bonds. Under normal conditions, the portfolio duration is up to one year and the dollar-weighted average maturity normally exceeds one year. The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Fund also seeks to maintain a low degree of share price fluctuation.

Investments include various types of bonds and other securities, typically corporate bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, municipal securities, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating.

Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements.

PRINCIPAL RISKS

Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Interest Rate Risk:    the risk that debt securities will decline in value because of changes in interest rates.

Credit Risk:    the risk that an issuer will default in the payment of principal and/or interest on a security.

Price Volatility Risk:    the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Market Risk:    the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk:    the risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Derivatives and Swaps Risks:    the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Liquidity Risk:    the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Foreign Securities Risk:    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Securities Selection Risk:    the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Portfolio Management Risk:    the risk that an investment strategy may fail to produce the intended results.

Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class M shares and Class I shares of the Fund are June 30, 2003 and July 31, 2004, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.

ULTRA SHORT BOND FUND – CLASS M SHARES

ANNUAL TOTAL RETURNS FOR YEARS ENDED 12/31

YEAR-TO-DATE TOTAL RETURN OF CLASS M SHARES AS OF JUNE 30, 2013: 0.12%

Highest Performance Quarter	Lowest Performance Quarter
(quarter ended September 30, 2009)	(quarter ended December 31, 2008)
8.59%	–11.98%

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2012)

	1 Year	5 Years	Since Inception
Ultra Short Bond Fund
Class M Return Before Taxes	5.72%	0.92%	2.48%
Class M Return After Taxes on Distributions	5.07%	–0.43%	1.04%
Class M Return After Taxes on Distributions and Sale of Fund Shares	3.71%	–0.03%	1.26%
Class I Return Before Taxes	5.89%	1.05%	2.09%
BofA Merrill Lynch 1-Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes; inception calculated from June 30, 2003)	0.24%	1.42%	2.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

INVESTMENT ADVISER

Metropolitan West Asset Management, LLC.

PORTFOLIO MANAGERS

Tad Rivelle, Founding Partner, Chief Investment Officer and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Steve Kane, CFA, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Laird Landmann, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Mitch Flack, Partner and Specialist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 2001.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 42 of this prospectus.

FUND SUMMARY

METROPOLITAN WEST LOW DURATION BOND FUND

INVESTMENT OBJECTIVE

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	CLASS M	CLASS I	ADMINISTRATIVE CLASS
SHAREHOLDER FEES
(fees paid directly from your investment)	None	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	0.19%	None	0.19%
Other Expenses (1)	0.08%	0.08%	0.28%

Total Annual Fund Operating Expenses	0.57%	0.38%	0.77%

(1)	For the Administrative Class Shares, includes 0.20% charged under the Shareholder Servicing Plan.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$58	$183	$318	$714
Class I	$39	$122	$213	$480
Administrative Class	$79	$246	$428	$954

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal circumstances, at least 70% of its net assets in highly rated fixed income securities or unrated securities that are determined by the Adviser to be of similar quality. Up to 30% of the Fund’s net assets may be invested in securities rated below highly rated securities but not more than 20% may be below investment grade. The Fund also invests at least 80% of its net assets plus borrowings for investment purposes in fixed income securities it regards as bonds. Under normal conditions, the portfolio duration is up to three years and the dollar-weighted average maturity ranges from one to five years. The Fund invests in the U.S. and abroad, including emerging markets and may purchase securities of varying maturities issued by domestic and foreign corporations and governments.

Investments include various types of bonds and other securities, typically corporate bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps, futures, municipal securities, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating.

Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements.

PRINCIPAL RISKS

Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk:    the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk:    the risk that debt securities will decline in value because of changes in interest rates.

Credit Risk:    the risk that an issuer will default in the payment of principal and/or interest on a security.

Foreign Securities Risk:    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk:    the risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Derivatives and Swaps Risks:    the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Liquidity Risk:    the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Securities Selection Risk:    the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Portfolio Management Risk:    the risk that an investment strategy may fail to produce the intended results.

Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class M Shares. Class M performance is lower than Class I performance and higher than Administrative Class performance because Class M has higher expenses than Class I and lower expenses than Administrative Class. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class M shares, Class I shares and Administrative Class shares of the Fund are March 31, 1997, March 31, 2000 and September 23, 2009, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.

LOW DURATION BOND FUND – CLASS M SHARES

ANNUAL TOTAL RETURNS FOR YEARS ENDED 12/31

YEAR-TO-DATE TOTAL RETURN OF CLASS M SHARES AS OF JUNE 30, 2013: 0.76%

Highest Performance Quarter	Lowest Performance Quarter
(quarter ended September 30, 2009)	(quarter ended December 31, 2008)
8.19%	–8.05%

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2012)

	1 Year	5 Years	10 Years	Since Inception
Low Duration Bond Fund
Class M Return Before Taxes	7.54%	3.33%	3.72%	4.52%
Class M Return After Taxes on Distributions	6.38%	1.83%	2.16%	2.51%
Class M Return After Taxes on Distributions and Sale of Fund Shares	4.88%	1.93%	2.24%	2.61%
Class I Return Before Taxes	7.86%	3.53%	3.93%	4.12%
Administrative Class Return Before Taxes	7.37%	NA	NA	7.06%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes; inception calculated from March 31, 1997)	0.43%	2.32%	2.72%	4.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

INVESTMENT ADVISER

Metropolitan West Asset Management, LLC.

PORTFOLIO MANAGERS

Tad Rivelle, Founding Partner, Chief Investment Officer and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Steve Kane, CFA, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Laird Landmann, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 42 of this prospectus.

FUND SUMMARY

METROPOLITAN WEST INTERMEDIATE BOND FUND

INVESTMENT OBJECTIVE

The Intermediate Bond Fund seeks to maximize current income, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	CLASS M	CLASS I
SHAREHOLDER FEES
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%	0.35%
Distribution (12b-1) Fees	0.21%	None
Other Expenses	0.13%	0.13%

Total Annual Fund Operating Expenses	0.69%	0.48%

Fee Waiver and/or Expense Reimbursement (1)	(0.04)%	(0.04)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (1)	0.65%	0.44%

(1)	Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable share class. The Adviser may recoup reduced fees and expenses within three years, subject to any applicable expense limit at the time of recoupment. This contract will remain in place until July 31, 2014. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$66	$217	$380	$855
Class I	$45	$150	$265	$600

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal circumstances, at least 90% of its net assets in fixed-income securities rated investment grade or unrated securities that are determined by the Adviser to be of similar quality. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade. The Fund also invests at least 80% of its net assets plus borrowings for investment purposes in fixed income securities it regards as bonds. Under normal conditions, the portfolio duration is one to six years and the dollar-weighted average maturity ranges from three to seven years. The Fund invests in the U.S. and abroad, including emerging markets and may purchase securities of varying maturities issued by domestic and foreign corporations and governments.

Investments include various types of bonds and other securities, typically corporate bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps, futures, municipal securities, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating.

Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements.

PRINCIPAL RISKS

Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk:    the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk:    the risk that debt securities will decline in value because of changes in interest rates.

Credit Risk:    the risk that an issuer will default in the payment of principal and/or interest on a security.

Foreign Securities Risk:    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Price Volatility Risk:    the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk:    the risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Derivatives and Swaps Risks:    the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Liquidity Risk:    the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Securities Selection Risk:    the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Portfolio Management Risk:    the risk that an investment strategy may fail to produce the intended results.

Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class I performance is higher than Class M performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class I shares and Class M shares of the Fund are June 28, 2002 and June 30, 2003, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.

INTERMEDIATE BOND FUND – CLASS I SHARES

ANNUAL TOTAL RETURNS FOR YEARS ENDED 12/31

YEAR-TO-DATE TOTAL RETURN OF CLASS I SHARES AS OF JUNE 30, 2013: -0.25%

Highest Performance Quarter	Lowest Performance Quarter
(quarter ended September 30, 2009)	(quarter ended September 30, 2008)
7.04%	–2.14%

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2012)

	1 Year	5 Years	10 Years	Since Inception
Intermediate Bond Fund
Class I Return Before Taxes	9.17%	7.53%	6.51%	6.95%
Class I Return After Taxes on Distributions	7.27%	5.33%	4.35%	4.74%
Class I Return After Taxes on Distributions and Sale of Fund Shares	6.08%	5.16%	4.30%	4.66%
Class M Return Before Taxes	8.84%	7.31%	NA	5.82%
Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes; inception calculated from June 28, 2002)	3.89%	5.17%	4.61%	4.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

INVESTMENT ADVISER

Metropolitan West Asset Management, LLC.

PORTFOLIO MANAGERS

Tad Rivelle, Founding Partner, Chief Investment Officer and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Steve Kane, CFA, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Laird Landmann, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 42 of this prospectus.

FUND SUMMARY

METROPOLITAN WEST TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE

The Total Return Bond Fund seeks to maximize long-term total return.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	CLASS M	CLASS I	ADMINISTRATIVE CLASS	PLAN CLASS
SHAREHOLDER FEES
(fees paid directly from your investment)	None	None	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution (12b-1) Fees	0.21%	None	0.21%	None
Other Expenses (1)	0.05%	0.05%	0.25%	0.05%

Total Annual Fund Operating Expenses	0.61%	0.40%	0.81%	0.40%

Fee Waiver and/or Expense Reimbursement (2)	(0.00)%	(0.00)%	(0.00)%	(0.01)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (2)	0.61%	0.40%	0.81%	0.39%

(1)	For the Administrative Class Shares, includes 0.20% charged under the Shareholder Servicing Plan.

(2)	Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.65%, 0.44%, 0.85% and 0.39% for Class M, Class I, Administrative Class and Plan Class shares, respectively. The Adviser may recoup reduced fees and expenses within three years, subject to any applicable expense limit at the time of recoupment. This contract will remain in place until July 31, 2014. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only for the Plan Class shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$62	$195	$340	$762
Class I	$41	$128	$224	$505
Administrative Class	$83	$259	$450	$1,002
Plan Class	$40	$127	$223	$504

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 160% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities or unrated securities that are determined by the Adviser to be of similar quality. Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade. The Fund also invests at least 80% of its net assets plus borrowings for investment purposes in fixed income securities it regards as bonds. Under normal conditions, the portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Adviser will focus the Fund’s portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued.

Investments include various types of bonds and other securities, typically corporate bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps, futures, municipal securities, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating.

Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques.

PRINCIPAL RISKS

Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk:    the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk:    the risk that debt securities will decline in value because of changes in interest rates.

Credit Risk:    the risk that an issuer will default in the payment of principal and/or interest on a security.

Foreign Securities Risk:    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Securities Selection Risk:    the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Portfolio Management Risk:    the risk that an investment strategy may fail to produce the intended results.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk:    the risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Derivatives and Swaps Risks:    the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Liquidity Risk:    the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I and Plan Class and higher than the Administrative Class because Class M has higher expenses than Class I and Plan Class and lower expenses than the Administrative Class. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class M shares, Class I shares, Administrative Class shares and Plan Class shares of the Fund are March 31, 1997, March 31, 2000, December 18, 2009 and July 29, 2011, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.

TOTAL RETURN BOND FUND – CLASS M SHARES

ANNUAL TOTAL RETURNS FOR YEARS ENDED 12/31

YEAR-TO-DATE TOTAL RETURN OF CLASS M SHARES AS OF JUNE 30, 2013: -1.47%

Highest Performance Quarter	Lowest Performance Quarter
(quarter ended September 30, 2009)	(quarter ended June 30, 2004)
8.14%	–2.68%

AVERAGE ANNUAL TOTAL RETURNS

(FOR PERIODS ENDED DECEMBER 31, 2012)

	1 Year	5 Years	10 Years	Since Inception
Total Return Bond Fund
Class M Return Before Taxes	11.41%	8.56%	7.78%	7.56%
Class M Return After Taxes on Distributions	9.30%	6.32%	5.62%	4.95%
Class M Return After Taxes on Distributions and Sale of Fund Shares	7.51%	6.02%	5.41%	4.87%
Class I Return Before Taxes	11.55%	8.76%	8.00%	7.55%
Administrative Class Return Before Taxes	11.09%	NA	NA	8.70%
Plan Class Return Before Taxes	11.57%	NA	NA	8.77%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes; inception calculated from March 31, 1997)	4.22%	5.94%	5.18%	6.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

INVESTMENT ADVISER

Metropolitan West Asset Management, LLC.

PORTFOLIO MANAGERS

Tad Rivelle, Founding Partner, Chief Investment Officer and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Steve Kane, CFA, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Laird Landmann, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 42 of this prospectus.

FUND SUMMARY

METROPOLITAN WEST HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	CLASS M	CLASS I
SHAREHOLDER FEES
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	None
Other Expenses (1)	0.06%	0.07%

Total Annual Fund Operating Expenses	0.81%	0.57%

Fee Waiver and/or Expense Reimbursement (2)	(0.02)%	(0.03)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (2)	0.79%	0.54%

(1)	“Other Expenses” includes extraordinary non-recurring legal expense reversal of 0.01%.

(2)	Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.80% and 0.55% for Class M and Class I shares, respectively. The Adviser may recoup reduced fees and expenses within three years, subject to any applicable expense limit at the time of recoupment. This contract will remain in place until July 31, 2014. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$81	$257	$448	$1,000
Class I	$55	$180	$315	$711

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in high yield bonds (commonly called “junk bonds”) which are rated below investment grade or are unrated and determined by the Adviser to be of similar quality. The remainder of the Fund’s net assets may be invested in investment grade securities rated by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

Under normal conditions, the portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Adviser will focus the Fund’s portfolio holdings in areas of the bond market that the Adviser believes to be relatively undervalued.

Investments include various types of bonds and other securities, typically corporate bonds, mezzanine investments, collateralized bond obligations, collateralized debt obligations, collateralized loan obligations, swaps, credit default swaps, currency futures and options, bank loans, preferred stock, common stock, warrants, asset-backed securities, mortgage-backed securities, foreign securities, U.S. Treasuries and agency securities, cash and cash equivalents, private placements, defaulted debt securities and restricted securities. These investments may have interest rates that are fixed, variable or floating.

Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements.

PRINCIPAL RISKS

Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk:    the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

High Yield Risk:    the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

Price Volatility Risk:    the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

Interest Rate Risk:    the risk that debt securities will decline in value because of changes in interest rates.

Derivatives and Swaps Risks:    the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Leverage Risk:    the risk that leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of an increase in the value of the Fund’s portfolio securities causing the Fund to be more volatile than if leverage was not used.

Foreign Securities Risk:    The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Securities Selection Risk:    the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Portfolio Management Risk:    the risk that an investment strategy may fail to produce the intended results.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk:    the risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Liquidity Risk:    the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class M shares and Class I shares of the Fund are September 30, 2002 and March 31, 2003, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.

HIGH YIELD BOND FUND – CLASS M SHARES

ANNUAL TOTAL RETURNS FOR YEARS ENDED 12/31

YEAR-TO-DATE TOTAL RETURN OF CLASS M SHARES AS OF JUNE 30, 2013: 1.45%

Highest Performance Quarter	Lowest Performance Quarter
(quarter ended June 30, 2009)	(quarter ended December 31, 2008)
21.58%	–15.30%

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2012)

	1 Year	5 Years	10 Years	Since Inception
High Yield Bond Fund
Class M Return Before Taxes	14.20%	9.63%	10.07%	10.81%
Class M Return After Taxes on Distributions	11.32%	6.37%	6.46%	7.18%
Class M Return After Taxes on Distributions and Sale of Fund Shares	9.14%	6.27%	6.48%	7.14%
Class I Return Before Taxes	14.48%	9.90%	NA	9.71%
Barclays Capital U.S. Corporate High Yield Index—2% Issuer Cap (reflects no deduction for fees, expenses or taxes; inception calculated from September 30, 2002)	15.78%	10.44%	10.59%	10.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

INVESTMENT ADVISER

Metropolitan West Asset Management, LLC.

PORTFOLIO MANAGERS

Steve Kane, CFA, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Laird Landmann, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Jamie Farnham, Managing Director and Director of Credit Research of the Adviser, has been a member of the team managing the Fund since 2002.

Gino Nucci, Managing Director and Corporate Specialist of the Adviser, has been a member of the team managing the Fund since 2004.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 42 of this prospectus.

FUND SUMMARY

METROPOLITAN WEST UNCONSTRAINED BOND FUND

INVESTMENT OBJECTIVE

The Unconstrained Bond Fund seeks to provide investors with positive long-term returns irrespective of general securities market conditions.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	CLASS M	CLASS I
SHAREHOLDER FEES
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.45%	0.45%

Total Annual Fund Operating Expenses	1.35%	1.10%

Fee Waiver and/or Expense Reimbursement (1)	(0.36)%	(0.35)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (1)	0.99%	0.75%

(1)	Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, swap interest expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses in the table. The Adviser may recoup reduced fees and expenses within three years, subject to any applicable expense limit at the time of recoupment. This contract will remain in place until July 31, 2014. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$101	$392	$705	$1,593
Class I	$77	$315	$572	$1,309

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. Satisfying the Fund’s objective would require it to achieve positive total returns over a full market cycle. Total return includes income and capital gains.

The use of the term “unconstrained” in the Fund’s name means that it is not limited by the types of investments in a particular securities index. The Fund is not managed to be compared to any such index. The Fund also is unconstrained in the sense that it is not limited to any single type of investment strategy.

The portfolio management team expects to actively evaluate each investment idea based on its potential return, its risk level and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser will also actively manage the Fund’s risks on an on-going basis to mitigate the risks of excessive losses by the portfolio overall.

The Fund will invest at least 80% of its net assets, which includes borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Fund may invest in both investment grade and high yield fixed income securities (“junk bonds”), subject to investing no more than 50% of its total assets (measured at the time of investment) in securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. Under normal conditions, the average portfolio duration of the fixed-income portion of the Fund’s portfolio will vary from negative three (-3) years to positive eight (8) years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates. As a separate measure, there is no limit on the weighted average maturity of the Fund’s portfolio.

The Fund may invest, to the maximum extent permitted by applicable law, in foreign securities, and up to 50% of the Fund’s total assets may be invested in emerging markets and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 40% of its total assets. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but will be under no obligation to do so under any circumstances.

The Fund may invest, without limitation, in derivative instruments, primarily futures and forward contracts, options, currency futures, and swap agreements (typically interest- and index-linked swaps, total return swaps and credit default swaps). Derivatives will be used in an effort to hedge investments, for risk management or to increase income or gain for the Fund. The Fund may invest up to 10% of its total assets in preferred stock and up to 5% in common stock of domestic and foreign companies.

PRINCIPAL RISKS

Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk:    the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk:    the risk that debt securities will decline in value because of changes in interest rates.

Issuer/Credit Risk:    the Adviser expects to invest in high yield securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. In addition, the issuers of high yield securities may default in the payment of principal and/or interest on the security, resulting in loss to the Fund.

Derivatives and Swaps Risks:    the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Leverage Risk:    the risk that leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Foreign Securities Risk:    the value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Equities Risk:    the risk that equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

Currency Risk:    the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Portfolio Management Risk:    the risk that an investment strategy may fail to produce the intended results. Also, because the Fund may use multiple investment strategies, it may use a strategy that produces a less favorable result than would have been produced by another strategy.

Liquidity Risk:    the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk:    the risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Counterparty Risk:    the risk that a derivative transaction depends on the creditworthiness of the counterparty and the counterparty’s ability to fulfill its contractual obligations.

Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception date of Class M shares and Class I shares of the Fund is October 1, 2011. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.

UNCONSTRAINED BOND FUND – CLASS M SHARES

ANNUAL TOTAL RETURNS FOR YEAR ENDED 12/31

YEAR-TO-DATE TOTAL RETURN OF CLASS M SHARES AS OF JUNE 30, 2013: 0.27%

Highest Performance Quarter	Lowest Performance Quarter
(quarter ended March 31, 2012)	(quarter ended June 30, 2012)
6.82%	1.04%

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2012)

	1 Year	Since Inception
Unconstrained Bond Fund
Class M Return Before Taxes	15.77%	19.83%
Class M Return After Taxes on Distributions	13.66%	17.64%
Class M Return After Taxes on Distributions and Sale of Fund Shares	10.18%	15.59%
Class I Return Before Taxes	15.95%	20.03%
BofA Merrill Lynch U.S. LIBOR 3-Month Average Index (reflects no deduction for fees, expenses or taxes; inception calculated from October 1, 2011)	0.46%	0.45%

INVESTMENT ADVISER

Metropolitan West Asset Management, LLC.

PORTFOLIO MANAGERS

Tad Rivelle, Founding Partner, Chief Investment Officer and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since its inception.

Steve Kane, CFA, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since its inception.

Laird Landmann, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since its inception.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 42 of this prospectus.

FUND SUMMARY

METROPOLITAN WEST STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE

The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	CLASS M	CLASS I
SHAREHOLDER FEES
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	1.77%	1.77%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.14%	0.14%

Total Annual Fund Operating Expenses	2.16%	1.91%

(1)	The management fee paid to the Adviser for providing services to the Fund consists of a basic fee at an annual rate of 1.20% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.70% (applied to the average net assets for the rolling 12-month performance period), resulting in a total minimum fee of 0.50% and a total maximum fee of 1.90%. The average monthly management fee for the period from April 1, 2012 through March 31, 2013 was 1.77% (annual rate) based on average net assets for the year ended March 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
CLASS M	$219	$676	$1,159	$2,493
CLASS I	$194	$600	$1,032	$2,233

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by using techniques intended to provide absolute (positive) returns in all markets and employs a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund focuses on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund focuses on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include shifts in the portfolio’s duration, yield curve anomalies, and sector and issue-specific dislocations.

The major strategies employed by the Adviser include relative value/arbitrage strategies (capital structure arbitrage, commodities/futures arbitrage, convertible arbitrage, and interest rate arbitrage), trading/market timing strategies (interest rate timing, yield curve relationship and arbitrage and sector and issue allocations), income strategies, high yield investment strategies, long-short or market-neutral equity strategies and event driven and special situation strategies.

To implement some or all of these strategies, the Fund’s portfolio typically includes corporate bonds, mezzanine investments, collateralized bond obligations, collateralized debt obligations, collateralized loan obligations, swaps and other derivatives (futures, options and credit default swaps), currency futures and options, bank loans, preferred stock, common stock, warrants, convertible bonds, municipal securities, asset-backed securities and, derivatives (including those involving net interest margins, “NIMs”), mortgage-backed securities, foreign securities, U.S. Treasuries and agency securities, cash and cash equivalents, private placements, defaulted debt securities, restricted securities and unrated securities. Many of these investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the average dollar-weighted credit quality of the Fund’s long-term debt investments will be securities that are recognized as investment grade securities or are unrated and determined to be of similar quality. The Fund may invest up to 50% of its assets in debt securities rated below investment grade.

The Fund invests in the U.S. and abroad, including emerging markets. Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques.

PRINCIPAL RISKS

Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk:    the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk:    the risk that debt securities will decline in value because of changes in interest rates.

Issuer/Credit Risk:    The Adviser expects to invest in high yield securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions.

Derivatives and Swaps Risks:    the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Leverage Risk:    the risk that leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk:    the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Foreign Securities Risk:    the value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Securities Selection Risk:    the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Portfolio Management Risk:    the risk that an investment strategy may fail to produce the intended results.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk:    the risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Short Sales Risk:    short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other mutual funds.

Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class M shares and Class I shares of the Fund are June 30, 2003 and March 31, 2004, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.

STRATEGIC INCOME FUND – CLASS M SHARES

ANNUAL TOTAL RETURNS FOR YEARS ENDED 12/31

YEAR-TO-DATE TOTAL RETURN OF CLASS M SHARES AS OF JUNE 30, 2013: 1.94%

Highest Performance Quarter	Lowest Performance Quarter
(quarter ended September 30, 2009)	(quarter ended December 31, 2008)
16.40%	–16.56%

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2012)

	1 Year	5 Years	Since Inception
Strategic Income Fund
Class M Return Before Taxes	12.46%	5.03%	5.15%
Class M Return After Taxes on Distributions	10.23%	1.84%	2.61%
Class M Return After Taxes on Distributions and Sale of Fund Shares	8.01%	2.26%	2.85%
Class I Return Before Taxes	12.60%	5.26%	4.05%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index +2% (reflects no deduction for fees, expenses or taxes; inception calculated from June 30, 2003)	2.12%	2.54%	3.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

INVESTMENT ADVISER

Metropolitan West Asset Management, LLC.

PORTFOLIO MANAGERS

Tad Rivelle, Founding Partner, Chief Investment Officer and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Steve Kane, CFA, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Laird Landmann, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 42 of this prospectus.

FUND SUMMARY

METROPOLITAN WEST ALPHATRAK 500 FUND

INVESTMENT OBJECTIVE

The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the S&P 500 Index.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CLASS M
SHAREHOLDER FEES
(fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (1)	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses	2.30%

Total Annual Fund Operating Expenses	2.94%

Fee Waiver and/or Expense Reimbursement (2)	(2.03)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (3)	0.91%

(1)	The management fee paid to the Adviser for providing services to the Fund consists of a basic fee at an annual rate of 0.35% of the Fund’s average net assets and a positive or negative performance adjustment of up to an annual rate of 0.35% (applied to the average assets for the rolling 3-month performance period), resulting in a total minimum fee of 0% and a total maximum fee of 0.70%. The average monthly management fee for the year ended March 31, 2013 was 0.64% (annual rate).

(2)	“Other Expenses” includes extraordinary non-recurring tax expenses of 0.01%.

(3)	Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses including distribution expenses to limit the Fund’s total annual operating expenses to 0.90% (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation). The Adviser may recoup reduced fees and expenses within three years, subject to any applicable expense limitation at the time of recoupment. This contract will remain in place until July 31, 2014. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser. Assuming the amount of other expenses and fee reduction and/or expense reimbursement shown above, net expenses would have been 0.90% assuming the minimum management fee, 0.90% assuming the basic fee and 0.90% assuming the maximum management fee.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$93	$718	$1,368	$3,116

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an enhanced S&P 500 Index fund that combines non-leveraged investments in the S&P 500 with a fixed-income portfolio. The Adviser actively manages the fixed-income portfolio in an effort to produce an investment return that, when combined with the Fund’s return on the S&P 500 Index futures, will exceed the total return of the S&P 500 Index. The Fund may also use S&P 500 swap contracts together or in lieu of the S&P index futures. The Fund is not designed for investors that are sensitive to taxable gains.

The Fund pursues its objective by investing, under normal circumstances, in S&P 500 Index futures contracts with a contractual or “notional” value substantially equal to the Fund’s total assets. The Fund will make margin deposits with futures commission merchants with a total value equal to approximately 4% to 5% of the notional value of the futures contracts and invest the rest of its assets in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations, mortgage-related issuers and governments. The portfolio duration is up to three years and the dollar-weighted average maturity ranges from one to five years. At least 85% of the Fund’s net assets are invested in fixed income securities rated at least investment grade or unrated securities that are determined by the Adviser to be of similar quality. Up to 15% of the Fund’s net assets may be invested in securities rated below investment grade.

Investments typically include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps, futures, options, credit default swaps, private placements, defaulted debt securities and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Fund invests in the U.S. and abroad, including emerging markets.

PRINCIPAL RISKS

Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk:    the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Liquidity Risk:    the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Interest Rate Risk:    the risk that debt securities will decline in value because of changes in interest rates.

Prepayment and Extension Risk:    The Fund’s investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond’s maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate. Conversely, a decrease in expected prepayments may result in the extension of a security’s effective maturity and a decline in its price. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Derivatives and Swaps Risks:    the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Foreign Securities Risk:    the value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception date of Class M shares is June 29, 1998. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.

ALPHATRAK 500 FUND – CLASS M SHARES

ANNUAL TOTAL RETURNS FOR YEARS ENDED 12/31

YEAR-TO-DATE TOTAL RETURN OF CLASS M SHARES AS OF JUNE 30, 2013: 14.56%

Highest Performance Quarter	Lowest Performance Quarter
Quarter ended September 30, 2009	Quarter ended December 31, 2008
29.87%	–33.87%

AVERAGE ANNUAL TOTAL RETURNS

(FOR PERIODS ENDED DECEMBER 31, 2012)

	1 Year	5 Years	10 Years	Since Inception
AlphaTrak 500 Fund
Class M Return Before Taxes	21.41%	1.09%	7.01%	3.39%
Class M Return After Taxes on Distributions	20.91%	–2.47%	4.13%	0.52%
Class M Return After Taxes on Distributions and Sale of Fund Shares	13.90%	–1.39%	4.31%	1.13%
S&P 500 Index (reflects no deduction for fees, expenses or taxes; inception calculated from June 29, 1998)	16.32%	1.72%	7.13%	3.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

INVESTMENT ADVISER

Metropolitan West Asset Management, LLC.

PORTFOLIO MANAGERS

Tad Rivelle, Founding Partner, Chief Investment Officer and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Steve Kane, CFA, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 42 of this prospectus.

FUND SUMMARY

METROPOLITAN WEST FLOATING RATE INCOME FUND

INVESTMENT OBJECTIVE

The Floating Rate Income Fund (the “Fund”) seeks primarily to maximize current income, with a secondary objective of long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	CLASS M	CLASS I
SHAREHOLDER FEES
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%	0.55%
Distribution (12b-1) Fees	0.25%	None
Other Expenses (1)	1.50%	1.50%

Total Annual Fund Operating Expenses	2.30%	2.05%

Fee Waiver and/or Expense Reimbursement (2)	(1.45)%	(1.40)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement (2)	0.85%	0.65%

(1)	Based on estimated amounts for the current fiscal year.

(2)	Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expense to 0.85% for Class M shares and 0.65% for Class I shares, respectively. For purposes of the expense limitation, operating expenses do not include interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. The Adviser may recoup reduced fees and expenses within three years, subject to any applicable expense limit at the time of recoupment. This contract will remain in place until July 31, 2014. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class M	$87	$579
Class I	$66	$507

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets, which includes borrowings for investment purposes, in floating rate investments and in investments that are the economic equivalent of floating rate investments. We expect the Fund’s portfolio of these investments to produce a floating rate of income over time. These investments may include, but are not limited to, any combination of the following items: (i) senior secured floating rate loans or debt; (ii) second lien or other subordinated or unsecured floating rate loans or debt; (iii) fixed-rate loans or debt, such as corporate bonds, preferred securities, convertible securities, mezzanine investments, collateralized loan obligations, senior loans, second lien loans, structured products and U.S. government debt securities, with respect to which the Fund has entered into derivative instruments that have the effect of converting the fixed-rate interest payments into floating-rate interest payments; and (iv) writing credit derivatives, which would give the Fund exposure to the credit of a single issuer or an index. The market value of written credit derivatives would count toward the 80% test specified above. The Fund may also purchase, without limitation, participations or assignments in senior floating rate loans or second lien floating rate loans. Debt instruments include convertible or preferred securities that produce income.

The portfolio managers may consider many factors in purchasing and selling investments for the Fund, such as a fundamental analysis of the issuer, the credit quality of the issuer and collateral for the investment, capital structure, leverage, operating results for the issuer and the business outlook for the issuer, industry or broader economy.

The Fund’s investments may have any credit quality without limitation, including investments rated below investment grade. Under current market conditions, a substantial portion of the Fund’s portfolio will consist of leveraged loans rated below investment grade or unrated. These investments will have credit risks similar to high yield securities, which are commonly referred to as “junk bonds.”

The Fund may invest up to 20% of its assets in fixed income securities with respect to which the Fund has not entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. Those fixed income securities may include, but are not limited to, corporate bonds, preferred securities, convertible securities, mezzanine investments, collateralized loan obligations, senior loans, second lien loans, structured products and U.S. government debt securities.

The Fund’s portfolio securities may have any duration or maturity.

The Fund may invest in securities of foreign issuers, including issuers located in emerging markets. Under normal conditions, the Fund will invest at least 80% of its net assets in loans and other securities of U.S. issuers or issuers with their primary operations, assets or management activities in the U.S. (including limited purpose controlled affiliates outside of the U.S. that borrow or issue securities primarily for the benefit of their U.S. parent companies or affiliates).

Up to 15% of the Fund’s net assets may be invested in illiquid securities.

The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

The Fund may invest up to 10% of its net assets in common stocks or other equity securities. In addition, the Fund may acquire and hold those securities (or rights to acquire such securities) in unit offerings with fixed income securities, in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of a distressed fixed income security, or upon the exercise of a right or warrant obtained on account of a fixed income security.

The Fund may buy or sell options or futures on a security or an index of securities, buy or sell options on futures or enter into credit default swaps and interest rate or foreign currency transactions, including swaps and forward contracts (which are commonly known as derivatives). The Fund may use derivatives for hedging purposes, but is not required to do so, as well as to increase the total return on its portfolio investments.

PRINCIPAL RISKS

Because the Fund holds investments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio holdings increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk:    the risk that returns from the investments held by the Fund will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk:    the risk that investments held by the Fund will decline in value because of changes in interest rates.

Issuer/Credit Risk:    The risk that an issuer will default on payment of principal and/or interest on a bond or other fixed-income security. The financial strength of an issuer may decline after the Fund purchases its security. A default or increased risk of default can reduce the value of the Fund’s investment.

High Yield Risk:    The Adviser expects to invest in high yield and unrated securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. In addition, the issuers of high yield securities may default in the payment of principal and/or interest on the security, resulting in loss of the Fund.

Loan Risks:    Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value, have wide bid-ask spreads and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Distressed Investment Risks:    A security held by the Fund (or the issuer of that security) may become distressed after the Fund’s investment. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Derivatives and Swaps Risks:    the risk that changes in the value of a derivative may be volatile and may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Leverage Risk:    the risk that leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk either by segregating an equal amount of liquid assets or by “covering” the transactions that introduce such risk through the use of off-setting or hedging transactions.

Foreign Securities Risk:    the value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Equities Risk:    the risk that equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

Liquidity Risk:    Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Some loans held by the Fund may also experience delayed settlement, which can impair the ability of the Fund pay redemptions or to re-invest proceeds, or may require the Fund to borrow to meet redemptions.

Senior Loan Risks:    There is less readily available, reliable information about most senior loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Although senior loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss. The senior loans in which the Fund invests are usually rated below investment grade. Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate the Fund’s claims on any collateral securing the loan are greater in highly leveraged transactions.

Second Lien Loan Risks:    Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

PERFORMANCE INFORMATION

The Fund is new and does not have a full calendar year of performance or financial information to present. Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.

INVESTMENT ADVISER

Metropolitan West Asset Management, LLC.

PORTFOLIO MANAGERS

Steve Kane, CFA, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since its inception.

Laird Landmann, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since its inception.

Jamie Farnham, Managing Director and Director of Credit Research of the Adviser, has been a member of the team managing the Fund since its inception.

Jerry Cudzil, Managing Director of the Adviser, has been a member of the team managing the Fund since its inception.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 42 of this prospectus.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Funds on any business day (normally any day that the New York Stock Exchange is open). Generally, purchase and redemption orders for shares of the Funds are processed at the net asset value next calculated after an order is received by the Fund. You may conduct transactions by mail (Metropolitan West Funds, c/o BNY Mellon Investment Servicing, P.O. Box 9793, Providence, RI 02940), or by telephone at (800) 241-4671. You may also purchase or redeem shares of the Funds through your dealer or financial advisor. Plan Class shares offered by the Total Return Bond Fund are intended for retirement plans, including defined benefit and defined contribution plans (which may include participant directed plans).

PURCHASE MINIMUMS FOR EACH SHARE CLASS

The following table provides the minimum initial and subsequent investment requirements for each share class. The minimums may be reduced or waived in some cases.

Share Class and Type of Account	Minimum Initial Investment	Minimum Subsequent Investment

Class M
Regular Accounts	$5,000	$0
Individual Retirement Accounts	$1,000	$0
Automatic Investment Plan	$5,000	$100

Class I
Regular Accounts	$3,000,000	$50,000

Administrative Class
Regular Accounts	$2,500	$0
Individual Retirement Accounts	$1,000	$0

Plan Class
Regular Accounts (Defined Benefit and Defined Contribution Plans)	$25,000,000	$50,000

TAX INFORMATION

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Adviser may, directly or through the Fund’s principal underwriter, pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. Plan Class shares do not make payments to broker-dealers or other financial intermediaries.

ADDITIONAL FUND INFORMATION

GENERAL

Information about each Fund’s investment objective, principal investment strategies, investment practices and principal risk factors appears in the relevant summary section for each Fund at the beginning of the Prospectus. Each Fund’s investment objective is fundamental and cannot be changed without shareholder approval. The information below describes in greater detail the investments, investment practices and other risks pertinent to the Funds. Some of the Funds may use the investment strategies discussed below more than other Funds.

PRINCIPAL INVESTMENT STRATEGIES

The Funds have adopted a policy to provide a Fund’s shareholders with at least 60 days’ prior notice of any change in the principal investment strategies of that Fund.

Each Fund may use certain types of investments and investing techniques that are described in more detail in the Statement of Additional Information. Each Fund may engage in defensive investing, which is a deliberate, temporary shift in portfolio strategy that may be undertaken when markets start behaving in volatile or unusual ways. The Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. When the Fund has invested defensively in low risk, low return securities, it may not achieve its investment objectives. References to minimum credit ratings or quality for securities apply to the time of investment. Downgrades do not require disposition of a holding.

The Funds each invest in a diversified portfolio of fixed-income securities of varying maturities with a different portfolio “duration.” Duration is a measure of the expected life of a fixed-income security that was developed as a more precise alternative to the concept of “term to maturity.” Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Traditionally, a fixed-income security’s “term to maturity” has been used to determine the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term to maturity” measures only the time until a fixed-income security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Duration is used in the management of the Funds as a tool to measure interest rate risk. For example, a Fund with a portfolio duration of 2 years would be expected to change in value 2% for every 1% move in interest rates. For a more detailed discussion of duration, see “Securities and Techniques used by the Funds — Duration” in the Statement of Additional Information.

ULTRA SHORT BOND FUND

The Fund invests in a portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of up to one year. The meaning of “duration” is explained below under “Further Information about Investment Objectives, Policies and Risks.” The Fund’s dollar-weighted average portfolio maturity will normally exceed one year. The Fund also seeks to maintain a low degree of share price fluctuation. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, municipal securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and securities offered pursuant to Rule 144A of the Securities Act of 1933 (“Rule 144A Securities”). These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund will invest at least 90% of its net assets in securities rated investment grade by at least one of the nationally recognized statistical ratings organizations. These are debt securities rated at least Baa3 by Moody’s Investors Service (“Moody’s”), BBB- by Standard & Poor’s Rating Group (“S&P”) or BBB- by Fitch Ratings (“Fitch”), or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality to investment grade securities as determined by the Adviser in the case of unrated securities. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade.

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally short sell up to 25% of the value of its total assets.

LOW DURATION BOND FUND

The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of up to three years. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from one to five years. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, municipal securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A Securities. These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund will invest at least 70% of its net assets in highly rated securities. These are debt securities rated at least A by Moody’s, S&P or Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality to highly rated securities as determined by the Adviser in the case of unrated securities. Up to 30% of the Fund’s net assets may be invested in securities rated below highly rated securities by all three of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser. Of that amount, not more than 20% of the Fund’s net assets may be invested in securities rated below investment grade (meaning at least BBB).

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally short sell up to 25% of the value of its total assets.

INTERMEDIATE BOND FUND

The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of one to six years. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from three to seven years. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, municipal securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A Securities. These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund will invest at least 90% of its net assets in securities rated investment grade by at least one of the nationally recognized statistical rating organizations. These are debt securities rated at least Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality to investment grade securities as determined by the Adviser in the case of unrated securities. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade.

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally short sell up to 25% of the value of its total assets.

TOTAL RETURN BOND FUND

The Fund invests in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of two to eight years. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from two to fifteen years. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, municipal securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A Securities. These investments may have interest rates that are fixed, variable or floating.

The Adviser will focus the Fund’s portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued.

Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade securities. These are debt securities rated at least Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality to investment grade securities as determined by the Adviser in the case of unrated securities. Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade.

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally short sell up to 25% of the value of its total assets.

HIGH YIELD BOND FUND

The Fund invests in a portfolio of high yield fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of two to eight years. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from two to fifteen years. The Fund’s portfolio may include corporate bonds, mezzanine investments, collateralized bond obligations, collateralized debt obligations, collateralized loan obligations, swaps and other derivatives (including futures, options and credit default swaps), currency futures and options, bank loans, preferred stock, common stock, warrants, asset-backed securities, mortgage-backed securities, foreign securities (including Yankees and emerging markets securities), U.S. Treasuries and agency securities, cash and cash equivalents (such as money-market securities, commercial paper, certificates of deposit and bankers acceptances), private placements, defaulted debt securities and Rule 144A Securities and unrated securities. These investments may have interest rates that are fixed, variable or floating.

The Adviser will concentrate the Fund’s portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued.

Under normal circumstances, the Fund will invest at least 80% of its net assets in a portfolio of high yield securities (occasionally called “junk bonds”) rated below investment grade by at least one of the nationally recognized statistical rating organizations. These are debt securities rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch, or A2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations, or securities of comparable quality as determined by the Adviser in the case of unrated securities. The remainder of the Fund’s net assets may be invested in investment grade securities rated by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the Adviser.

The Fund may invest up to 25% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 10% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest up to 15% of its total assets in premiums and margins on derivative instruments such as futures and options. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally borrow or short sell up to 33 1/3% of the value of its total assets.

UNCONSTRAINED BOND FUND

In addition to the investment techniques and types of investments described in the summary section of this prospectus, the Fund may also pursue its investment objective as described below. Because this Fund is not constrained by the characteristics or performance of any particular securities index or by any specific investment strategy, there can be no assurances as to which types of investments or strategies will be emphasized at any particular time.

The Fund employs an absolute return type of investment approach. This means that the Fund will typically compare its performance against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed. Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to that type of benchmark index. The intent is that, over time, the investment performance of absolute return strategies typically should be substantially independent of longer term movements in the stock and bond market. In making investment decisions on behalf of the Fund, the Adviser will use a variety of techniques such as a fundamental asset valuation model, quantitative portfolio optimization and risk management techniques. The Adviser seeks to invest in sectors of the markets that it believes offers the best risk adjusted returns and intends to manage the targeted volatility of the Fund. Certain investment techniques such as buying/selling options and futures, swaps and other derivatives may also be employed in an effort to reduce the Fund’s volatility.

A “bond” as used in the name of the Fund is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term bond is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds.

The Fund may use certain types of investments and investing techniques that are described in more detail in the Statement of Additional Information. The Fund may engage in defensive investing, which is a deliberate, temporary shift in portfolio strategy that may be undertaken when markets start behaving in volatile or unusual ways. The Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. When the Fund has invested defensively in low risk, low return securities, it may not achieve its investment objectives. References to minimum credit ratings or quality for securities apply to the time of investment. Downgrades do not require disposition of a holding.

The Fund may sell securities and other instruments short provided that not more than 25% of its net assets is held as collateral for those transactions.

The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a different portfolio “duration.” Duration is a measure of the expected life of a fixed-income security that was developed as a more precise alternative to the concept of “term to maturity.” Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Traditionally, a fixed-income security’s “term to maturity” has been used to determine the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term to maturity” measures only the time until a fixed-income security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Duration is used in the management of the Fund as a tool to measure interest rate risk. For example, a fund with a portfolio duration of 2 years would be expected to change in value 2% for every 1% move in interest rates. The reverse change in value would occur if the Fund had a duration of negative 2 years. For a more detailed discussion of duration, see “Securities and

Techniques used by the Funds — Duration” in the Statement of Additional Information.

The Fund may enter into various types of swap agreements as noted previously. These can include, for example, credit default, interest rate, total return, index and currency exchange rate swap agreements. These transactions attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors, where there is any agreement to exchange the returns on particular investments. Whether a Fund’s use of swap agreements will be successful in furthering its investment objectives will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Credit default swaps involve parties effectively buying or selling protection with respect to whether an event of default by a selected entity (or entities) will occur. Interest rate swaps involve the exchange of interest payments by the Fund with another party, such as an exchange of floating rate payments for fixed interest rate payments. A total return swap is the generic name for any swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of cash flows. Total return swaps are most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages.

STRATEGIC INCOME FUND

The Fund uses techniques intended to provide absolute (positive) returns in all markets by employing a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund will focus on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund will focus on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include: shifts in the portfolio’s duration, yield curve anomalies, and sector and issue-specific dislocations. A fuller description of these and other strategies may be found below and in the Fund’s Statement of Additional Information.

The major strategies to be employed by the Adviser include:

Relative Value/Arbitrage Strategies, which include investing both long and short in related securities or other instruments to take advantage of perceived discrepancies in market prices. Arbitrage strategies typically employ leverage. These strategies may include:

Capital Structure Arbitrage, which involves seeking out the expanded variety of different instruments that a corporation may use for funding (equity, preferred, convertibles, bonds, loans, senior debt versus junior debt, secured versus unsecured, lease versus sale, putable versus callable). The Adviser believes it has become increasingly difficult for the market to continuously price the different financial instruments issued by an entity efficiently and, thus, the opportunities for arbitraging the capital structure of entities (the loans verses bonds, senior debt versus junior debt, holding company versus subsidiary, putables versus callables, etc.) have increased as well.

Commodities/Futures Arbitrage, which involves arbitraging intra and inter-market price discrepancies among the various commodity and interest rate futures markets.

Convertible Arbitrage, which is hedged investing in the convertible securities of a company such as buying the convertible bond and shorting the common stock of the same company.

Interest Rate Arbitrage, which involves buying long and short different debt securities, interest rate swap arbitrage, and U.S. and non-U.S. government bond arbitrage.

Trading/Market-Timing Strategies, which are designed to benefit from cyclical relationships that exist in certain markets, sectors and security types. Examples would be:

Interest Rate Timing, which is based on the premise that interest rates have historically exhibited a cyclical pattern. Real interest rates (nominal interest rates less inflation) have been higher during economic expansions and have decreased as the economy slows. The Adviser uses this relationship to set the average duration of the Fund to benefit over a full market cycle from changes in interest rates. This investment process cost-averages the duration of the Fund higher as real interest rates rise beyond their historic normal levels, and cost-averages the duration lower as real interest rates move lower. At times, the portfolio’s average duration may be negative if real interest rates are negative.

Yield Curve Relationships and Arbitrage, which presumes that like interest rates, the relationship between bonds of various maturities has been highly variable across the economic cycle. The Fund seeks to take advantage of these movements both with relative value trades as described above and by concentrating the portfolio in the historically most undervalued sections of the yield curve. These strategies seek to benefit from the cyclical changes that occur in the shape of the yield curve.

Sector and Issue Allocations, where the Adviser strives to benefit from cyclical changes between sectors of the fixed-income markets. This is accomplished by using relative value and historical benchmarks to determine when sectors are undervalued. It might be implemented through long-only positions or a combination of long and short positions. The Adviser will use fundamental research to find individual issuers of securities that the Adviser believes are undervalued and have high income and the potential for price appreciation.

Income Strategies, where the Adviser seeks to invest the Fund’s assets in a manner that will generate high monthly income. The objective of this approach is to create income that will smooth the returns of the trading oriented strategies listed above. This approach will focus on traditional fixed income strategies including investment in investment grade corporate bonds, high yield corporate bonds, mortgage-backed and asset-backed securities, preferred stock and high dividend yielding equity securities.

High Yield Investment Strategies, where the Fund invests in high yield fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) of any portfolio duration. These strategies are designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. Accordingly, the Adviser will concentrate the Fund’s bond holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” The dollar-weighted average maturity of the Fund’s portfolio of such high yield securities is expected to range from two to fifteen years.

Long-Short or Market-Neutral Equity Strategies, which are designed to exploit equity market inefficiencies and generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same sector or market. Under these strategies, the Adviser seeks to hold stocks “long” that the Adviser believes will perform better than comparable stocks, and sell stocks “short” that the Adviser believes will underperform comparable stocks, drawing on analyses of earnings, timing, pricing, or other factors. This type of investing may reduce market risk, but effective stock analysis and stock picking is essential to obtaining positive results.

Event Driven and Special Situation Strategies, which are designed to benefit from price movements caused by anticipated corporate events such as a merger, acquisition, spin-off, liquidation, reorganization or other special situation.

To implement some or all of these strategies, the Fund’s portfolio may include (but is not limited to): corporate bonds, mezzanine investments, collateralized bond obligations, collateralized debt obligations, collateralized loan obligations, swaps and other derivatives (including futures, options and credit default swaps), currency futures and options, bank loans, municipal securities, preferred stock, common stock, warrants, convertible bonds, asset-backed securities and, derivatives (including those involving net interest margins, “NIMs”), mortgage-backed securities, foreign securities (including Yankees and emerging markets securities), U.S. Treasuries and agency securities, cash and cash equivalents (such as money-market securities, commercial paper, certificates of deposit and bankers acceptances), private placements, defaulted debt securities, Rule 144A Securities and unrated securities. Many of these investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the average dollar-weighted credit quality of the Fund’s long-term debt investments will be rated Baa1 by Moody’s or BBB+ by S&P or BBB+ by Fitch, which are recognized as investment grade securities or, if unrated, of comparable quality in the opinion of the Adviser. The Fund may invest up to 50% of its assets in debt securities rated below investment grade, or if unrated, of comparable quality in the opinion of the Adviser, at the time of purchase. Below investment grade securities are sometimes called “junk bonds.”

Investments in securities of foreign issuers that are not denominated in U.S. dollars are limited to a maximum of 30% of the Fund’s assets. The Fund may also invest in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so. The Fund expects to invest in futures and options and may invest a substantial portion of its assets in derivative instruments, such as futures and options. The Fund may borrow from banks and/or other financial institutions or through reverse repurchase agreements. The Fund also may seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may normally borrow or sell securities short each up to 33 1/3% of the value of its total assets.

ALPHATRAK 500 FUND

The Fund is an enhanced S&P 500 Index fund that combines non-leveraged investments in S&P 500 Index futures with a fixed-income portfolio. The Adviser will actively manage the fixed-income portfolio in an effort to produce an investment return that, when combined with the Fund’s return on the S&P 500 Index futures, will exceed the total return of the S&P 500 Index. The Fund may also use S&P 500 swap contracts together or in lieu of the S&P index futures. Additional information about the risks of swap contracts can be found under “Principal Risks.”

Under normal market conditions, the Fund will invest in S&P 500 Index futures contracts with a contractual or “notional” value substantially equal to the Fund’s total assets. The Fund will need to make margin deposits with futures commission merchants (broker-dealers for futures contracts) with a total value equal to approximately 4-5% of the notional value of the futures contracts and invest the rest of its assets in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities) with a portfolio duration of up to three years. The meaning of “duration” is explained under “Additional Fund Information — Principal Investment Strategies.” The dollar-weighted average maturity of the Fund’s portfolio is expected to range from one to five years. The Fund’s portfolio may include bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps and other derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A Securities. These investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund will invest at least 85% of its net assets in fixed income securities rated at least investment grade by at least one of the nationally recognized statistical rating organizations or debt securities of comparable quality to investment grade securities as determined by the Adviser in the case of unrated securities. Up to 15% of the Fund’s net assets may be invested in securities rated below investment grade.

The Fund may invest a portion of its assets in foreign securities (denominated in U.S. dollars or foreign currencies) including emerging market foreign securities.

The Fund is not designed for investors that are sensitive to taxable gains. This Fund will recognize most gains, if any, in each taxable year and is most suitable for tax-deferred or non-taxable investors such as IRAs and employee benefit plans.

The S&P 500 Index consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock’s weight in the S&P 500 Index proportionate to its market value. The Fund is neither sponsored by, nor affiliated with, Standard & Poor’s.

FLOATING RATE INCOME FUND

In selecting floating rate loans or debt and other securities for the Fund, the Adviser will seek to identify issuers and industries that it expects to experience stable or improving financial conditions. The Adviser’s analysis may include some or all of the following: (i) credit research on the issuers’ financial strength; (ii) assessment of the issuers’ ability to meet principal and interest payments; (iii) general industry trends; (iv) the issuers’ managerial strength; (v) changing financial conditions; (vi) borrowing requirements or debt maturity schedules; and (vii) the issuers’ responsiveness to changes in business conditions and interest rates. The Adviser will analyze relative values among issuers based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. The Adviser will monitor any floating rate loan or debt or other securities in which the Fund has invested. There can be no assurance that this analysis will identify factors that may impair the value of the floating rate loan or debt.

The Fund may use certain types of investments and investing techniques that are described in more detail in the Statement of Additional Information. The Fund may engage in defensive investing, which is a deliberate, temporary shift in portfolio strategy that may be undertaken when markets start behaving in volatile or unusual ways. The Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers’ acceptances, high-grade commercial paper, and repurchase agreements. When the Fund has invested defensively in low risk, low return securities, it may not achieve its investment objectives. References to minimum credit ratings or quality for securities apply to the time of investment. Downgrades do not require disposition of a holding.

The Fund may sell securities and other instruments short provided that not more than 15% of its net assets are held as collateral for those transactions.

The Fund may enter into various types of swap agreements as noted previously. These can include, for example, credit default, interest rate, total return, index and currency exchange rate swap agreements. These transactions attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors, where there is an agreement to exchange the returns on particular investments. Whether the Fund’s use of swap agreements will be successful in furthering its investment objectives will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Credit default swaps involves parties effectively buying or selling protection with respect to whether an event of default by a selected entity (or entities) will occur. Interest rate swaps involve the exchange of interest payments by the Fund with another party, such as an exchange of floating rate payments for fixed interest rate payments. A total return swap is the generic name for any swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of cash flows. Total return swaps are most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The Fund will segregate or ear-mark its liquid assets in an amount equal to the market value of its obligation to the counterparty under each swap agreement.

PRINCIPAL RISKS

All the Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Adviser makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment has the potential to earn for you — and the more you can lose. Because the Funds hold securities with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person. You can lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

YOUR INVESTMENT IN A FUND MAY BE SUBJECT (IN VARYING DEGREES) TO THE FOLLOWING RISKS DISCUSSED BELOW. EACH FUND MAY BE MORE SUSCEPTIBLE TO SOME OF THE RISKS THAN OTHERS.

FIXED INCOME SECURITIES

In addition to the special risks presented for the AlphaTrak 500 Fund, the High Yield Bond Fund, the Strategic Income Fund, the Unconstrained Bond Fund and the Floating Rate Income Fund, the Funds are subject primarily to interest rate risk, credit risk and prepayment risk.

Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. The change in a bond’s price depends on several factors, including the bond’s maturity date. The degree to which a bond’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, bonds with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Credit risk refers to the likelihood that an issuer will default on the payment of principal and/or interest on a security.

Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by ratings agencies are often reviewed and may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase.

Prepayment Risk arises when interest rates fall because certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase as borrowers are more likely to pay off debt and refinance at new lower rates. During these periods, reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

GOVERNMENT SPONSORED ENTERPRISES

The Funds invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government-sponsored entities such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Although these issues, and others like them, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury.

HIGH YIELD RISK

The Funds may invest a portion of their assets in non-investment grade debt securities, commonly referred to as “junk bonds.” The High Yield Bond Fund will invest at least 80% of its assets in such high yield securities. The Floating Rate Income Fund will invest a substantial portion of its assets in such high yield securities. Low-rated and comparable unrated securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, low-rated and comparable unrated securities tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and a Fund’s ability to sell particular securities.

MARKET RISK

Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the securities in which a Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

RISKS OF UNRATED SECURITIES

Each Fund may purchase unrated securities (which are not rated by a rating agency) if the Adviser determines that the security is of comparable quality to a rated security that a Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

RISKS OF USING CERTAIN DERIVATIVES

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are described in more detail here and under “Derivative Instruments” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for directly investing in an underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds also may use derivatives for leverage, in which case their use would involve leveraging risk. The Funds’ use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If a Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Generally, the Funds invest in futures, options and swaps, but may use other types of financial derivatives.

For example, participation in the options or futures markets, as well as the use of various swap instruments, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Adviser’s predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (i) dependence on the Adviser’s ability to predict correctly movements in the direction of interest rates and securities prices; (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (vi) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with futures transactions and certain options. The Fund could lose the entire amount it invests in futures and other derivatives. The loss from investing in certain derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Each Fund limits its investments in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of that Fund.

LIQUIDITY RISK

A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

MORTGAGE-BACKED SECURITIES RISK

Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Each Fund may invest in mortgage-backed securities. The values of some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

RISKS OF INVESTING IN EMERGING MARKET AND OTHER FOREIGN SECURITIES

Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (a) currency devaluations and other currency exchange rate fluctuations; (b) political uncertainty and instability; (c) more substantial government involvement in the economy; (d) higher rates of inflation; (e) less government supervision and regulation of the securities markets and participants in those markets; (f) controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; (g) greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets; (h) absence of uniform accounting and auditing standards; (i) generally higher commission expenses; (j) delay in settlement of securities transactions; and (k) greater difficulty in enforcing shareholder rights and remedies. These risks tend to be greater in emerging markets compared to more developed countries.

The European financial markets have continued to experience volatility because of concerns about economic downturns and rising government debt levels of several European countries. These events have adversely affected the exchange rate of the Euro and the European securities markets, and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the Euro, the common currency of the European Union, or withdraw from the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could have a significant effect on the Fund’s investments.

ASSET-BACKED SECURITIES RISK

Asset-backed securities are bonds or notes backed by loan paper or accounts receivable originated by banks, credit card companies or other providers of credit. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to a Fund.

CURRENCY RISK

Funds that invest in foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in non-U.S. dollar-denominated securities may reduce the returns of the Funds.

EQUITY SECURITIES RISK

The Floating Rate Income Fund may invest in equity securities such as common and preferred stocks, or may receive equity securities as part of an investment in debt securities. The Unconstrained Bond Fund may invest in equity securities to a limited extent.

Equity securities represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline as a result of factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline as a result of general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

PREFERRED SECURITIES RISK

Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

EVENT RISK

Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

EXTENSION RISK

When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, debt securities may exhibit additional volatility and may lose value.

MEZZANINE SECURITIES RISK

The Floating Rate Income Fund may invest in mezzanine securities. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

RISKS OF SHORT SALES

The Adviser may cause a Fund to sell a debt or equity security short (that is, without owning it) and to borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, Total Return Bond Fund and AlphaTrak 500 Fund will not make total short sales exceeding 25% of the value of the Fund’s assets. The High Yield Bond Fund, Strategic Income Fund, Unconstrained Bond Fund and Floating Rate Income Fund will not make total short sales exceeding 33 1/3% of the Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it will need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.)

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund.

Each Fund also may make short sales “against-the-box,” in which the Fund sells short securities it owns. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale,” requiring the Fund to recognize any taxable gain from the transaction.

RISKS OF EVENT DRIVEN INVESTING STRATEGIES

The Funds may employ event driven strategies. Event driven investing involves attempting to predict the outcome of a particular transaction as well as the best time at which to commit capital to such a transaction. The success or failure of this strategy usually depends on whether the Adviser accurately predicts the outcome and timing of the transaction event. Also, major market declines that could cause transactions to be re-priced or fail, may have a negative impact on the strategy.

RISKS OF SWAP AGREEMENTS

Each Fund may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Risks inherent in the use of swaps of any kind include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

PRICE VOLATILITY RISK

The value of a Fund’s investment portfolio will change as the prices of its investments go up or down. Different parts of the market and different types of securities can react differently to developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region or market as a whole.

Prices of most securities tend to be more volatile in the short-term. Therefore, if you trade frequently or redeem in the short-term, you are more likely to incur a loss than an investor who holds investments for the longer-term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

PORTFOLIO MANAGEMENT RISK

Portfolio management risk is the risk that an investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

INVESTMENT SELECTION RISK

The specific investments held in a Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

OTHER RISKS

VALUATION RISK

Portfolio securities may be valued using techniques other than market quotations in circumstances described under “Net Asset Value and Fair Value Pricing.” This is more likely for certain types of derivatives such as swaps. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

RISKS OF FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent purchases and redemptions of a Fund’s shares may present certain risks for the Fund and its shareholders. These risks may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolios and increased brokerage and administrative costs. A Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders. Also, excessive purchases and sales or exchanges of a Fund’s shares may force a Fund to maintain a disadvantageously large cash position to accommodate short duration trading activity. Further, excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate frequent trading activity, and could result in increased brokerage, tax, administrative costs or other expenses. It is anticipated that the Ultra Short Bond Fund and the Low Duration Bond Fund are less likely to be adversely affected under normal circumstances, and the other Funds more significantly affected, by frequent purchases and sales.

Certain of the Funds may invest in non-U.S. securities; accordingly, there is an additional risk of undetected frequent trading in Fund shares by investors who attempt to take unfair advantage of the Fund’s need to value its portfolio holdings that are traded in markets with closing times different than when the Fund calculates its net asset value, also known as time zone arbitrage. In addition, because certain of the Funds significantly invest in high yield bonds, and because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage).

Investors seeking to engage in disruptive trading practices may deploy a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent disruptive trading, there is no guarantee that the Funds or their agents will be able to identify such investors or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading or short duration trading practices may also be limited by operational systems and technological limitations. In addition, the Funds receive purchase, exchange and redemption orders through financial intermediaries. These financial intermediaries include, but are not limited to entities such as broker-dealers, insurance company separate accounts, and retirement plan administrators. The Funds cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements. Omnibus accounts are common forms of holding Fund shares. Entities utilizing such omnibus account arrangements may not identify customers’ trading activity in shares of a Fund on an individual basis. Consequently, although the Fund has procedures and agreements in place intended to detect excessive trading, it may not always be able to detect frequent or excessive trading in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through a broker, dealer or other financial intermediary acting in an omnibus capacity. Also, there may exist multiple tiers of these entities, each utilizing an omnibus account arrangement that may further compound the difficulty to the Funds of detecting excessive or short duration trading activity in Fund shares. In seeking to prevent disruptive trading practices in the Funds, the Funds consider the information actually available to them at the time. While each of these financial intermediaries may have individual policies concerning frequent or excessive trading, each intermediary has different policies. The Funds are not able to fully assess the effectiveness of its financial intermediaries’ policies concerning frequent or excessive trading. If investing through intermediaries, investors should inquire at that intermediary what frequent purchase and redemption policies will be applied to their investments.

RISKS OF BORROWING AND USE OF LEVERAGE

Each Fund may borrow money from banks and engage in reverse repurchase transactions for temporary or emergency purposes. The Fund may borrow from broker-dealers and other institutions to leverage a transaction, provided that the borrowing is fully collateralized. Total bank borrowings may not exceed 10% (one-third for the High Yield Bond Fund, Unconstrained Bond Fund, Strategic Income Fund and Floating Rate Income Fund) of the value of the Fund’s assets. The Fund also may leverage its portfolio through margin borrowing and other techniques in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates certain risks. For example, leveraging may magnify changes in the net asset values of the Fund’s shares and in its portfolio yield. Although margin borrowing will be fully collateralized, the Fund’s assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

RISKS OF INSIDE INFORMATION

The Fund’s portfolio managers may seek to avoid exposure to material non-public information about the issuers of floating rate loans being considered for purchased by the Fund. Although that inside information could enhance the portfolio managers’ ability to evaluate a potential investment, it would also impair the Fund’s ability to trade that issuer’s securities in compliance with federal securities laws.

MANAGEMENT OF THE FUNDS

THE ADVISER

Metropolitan West Asset Management, LLC, with principal offices at 865 South Figueroa Street, Los Angeles, California 90017, acts as the investment adviser to the Funds and generally administers the affairs of the Trust. Subject to the direction and control of the Board of Trustees, the Adviser supervises and arranges the purchase and sale of securities and other assets held in the portfolios of the Funds. The Adviser was founded in 1996, and managed approximately $51 billion of fixed-income investments as of June 30, 2013 on behalf of institutional clients and the Funds. The Adviser, together with the TCW Group, Inc. and its other subsidiaries, managed approximately $128 billion of various types of financial assets as of June 30, 2013.

PORTFOLIO MANAGERS

The portfolio managers who have primary responsibility for the day-to-day management of the Funds’ portfolios are listed below, together with their biographical information for the past five years. The portfolio managers select and make investments for the Funds as a team, using a consensus approach. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Tad Rivelle has been the Chief Investment Officer and a Managing Director with the Adviser since August 1996. Mr. Rivelle manages the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, the Ultra Short Bond Fund, the Strategic Income Fund, the AlphaTrak 500 Fund and the Unconstrained Bond Fund.

Stephen Kane, CFA has been a portfolio manager with the Adviser since August 1996. Mr. Kane manages the Ultra Short Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, the High Yield Bond Fund, the Strategic Income Fund, the AlphaTrak 500 Fund, the Unconstrained Bond Fund and the Floating Rate Income Fund.

Laird R. Landmann has been a Managing Director and portfolio manager with the Adviser since August 1996. Mr. Landmann manages the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, the High Yield Bond Fund, the Ultra Short Bond Fund, the Strategic Income Fund, the Unconstrained Bond Fund and the Floating Rate Income Fund.

Mitch Flack has been a portfolio manager and mortgage specialist with the Adviser since March 2001. Mr. Flack manages the Ultra Short Bond Fund.

Jamie Farnham has been with the Adviser since November 2002. From July 1998 to July 2000, Mr. Farnham was an Investment Associate at Primus Venture Partners. Mr. Farnham manages the High Yield Bond Fund and the Floating Rate Income Fund.

Gino Nucci, CFA, has been with the Adviser since January 2004. From June 2003 to September 2003, Mr. Nucci was an Associate at Pacific Life Insurance Company. From April 1999 to March 2000, Mr. Nucci was an Investment Banking Associate at Volpe Brown Whelan & Co. Mr. Nucci manages the High Yield Bond Fund.

Jerry Cudzil, Managing Director of the Adviser, has been with the Adviser since May 2012. From June 2004, until May 2010, Mr. Cudzil was a portfolio manager for Dimaio Ahman Capital. From May 2010 until May 2011, Mr. Cudzil was a high yield bond trader with Morgan Stanley & Co., and from September 2011 until May 2012, he was a high yield bond trader with Deutsche Bank. Mr. Cudzil manages the Floating Rate Income Fund.

MANAGEMENT FEES AND OTHER EXPENSES

Management Fees.    Each Fund pays the Adviser a monthly fee for providing investment advisory services. The following fees were the amounts paid to the Adviser for the fiscal year ended March 31, 2013: 0.25% for the Ultra Short Bond Fund; 0.30% for the Low Duration Bond Fund; 0.35% for the Intermediate Bond Fund; 0.35% for the Total Return Bond Fund; 0.50% for the High Yield Bond Fund; 1.77% for the Strategic Income Fund; 0.64% for the AlphaTrak 500 Fund and 0.65% for the Unconstrained Bond Fund. The Floating Rate Income Fund, which has not operated a full fiscal year, pays the Adviser a monthly fee for providing investment advisory services equal to 0.55% of the Fund’s net asset value per annum. The fees paid to the Adviser were reduced for some Funds by expense limitations as shown in the prospectus summary. A discussion of the basis for the Board of Trustees’ approval of the management agreement, with the exception of the Floating Rate Income Fund, is available in the Funds’ Semi-Annual Report for the period ended September 30, 2012. A discussion of the basis for the Board of Trustees’ approval of the management agreement for the Floating Rate Income Fund will be available in the Funds’ Semi-Annual Report for the period ended September 30, 2013.

Under the Investment Management Agreement relating to all share classes of the Strategic Income Fund, the Trust pays the Adviser a basic management fee, computed daily and payable monthly, at an annual rate of 1.20% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by a performance component of up to 0.70% of the Fund’s average daily net assets for the relevant 12-month performance period), depending on whether and to what extent the investment performance of the Fund, for that performance period, exceeds or is exceeded by the investment record of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index plus a margin. The margin over that Index is 0.10% when the investment performance of the Fund is calculated assuming the maximum possible management fee of an annual rate of 1.90%. Alternatively, the margin also can be described as 2.00% if the investment performance of the Fund is calculated after operating expenses but before any management fee.

The Fund uses a rolling 12-month performance period. The performance adjustment, which is applied to the Fund’s average daily net assets for the performance period, equals 35% of the difference between the Fund’s investment performance and the investment record of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index plus a margin of 0.10% when the Fund’s performance is calculated assuming the maximum possible management fee of an annual rate of 1.90% rather than the actual fee accrued. The margin can also be described alternatively as explained above. Thus, an annual performance difference of 2.00% or more between the Fund and the Index plus the margin would result in an annual maximum performance adjustment of

0.70%. This formula requires that the Fund’s performance exceed the investment record of the Index plus the margin before any performance adjustment is earned. If the Fund’s performance is below the performance of the Index plus the margin, a negative performance adjustment would apply, and would reduce the Adviser’s fee.

Here are examples of how the adjustment would work (using annual rates for the Strategic Income Fund):

Fund Performance (assuming max 1.90% fee)	Index Plus 0.10% Margin	Basic Fee	Performance Adjustment	Total Fee Rate
7.00%	4.10%	1.20%	0.70%	1.90%
6.00%	4.10%	1.20%	0.67%	1.87%
5.00%	4.10%	1.20%	0.32%	1.52%
4.00%	4.10%	1.20%	–0.04%	1.16%
3.00%	4.10%	1.20%	–0.39%	0.81%
2.00%	4.10%	1.20%	–0.70%	0.50%

The Fund’s investment performance is calculated based on its net asset value per share after expenses but assuming the maximum possible management fee. For purposes of calculating the Fund’s investment performance, any dividends or capital gains distributions paid by the Fund are treated as if those distributions were reinvested in Fund shares. The investment record for the Index is based on the change in value of the Index and earnings from underlying securities.

Because the adjustment to the basic fee is based on the comparative performance of the Fund and the record of the Index, the controlling factor (regarding the performance adjustment) is not whether the Fund’s performance is up or down, but whether it is up or down more or less than the investment record of the Index plus the margin. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period.

Under the Investment Management Agreement relating to the AlphaTrak 500 Fund, the Trust pays the Adviser a basic management fee, computed daily and payable monthly, at an annual rate of 0.35% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by a performance component of up to 0.35% of the Fund’s average daily net assets for the relevant 3-month performance period), depending on whether and to what extent the investment performance of the Fund, for that performance period, exceeds or is exceeded by the investment record of the S&P 500 Stock Price Index plus a margin.

The margin over that Index is 0.30% when the investment performance of the Fund is calculated assuming the maximum possible management fee of an annual rate of 0.70%. Alternatively, the margin also can be described as 1.00% if the investment performance of the Fund is calculated after operating expenses but before any management fee.

The Fund uses a rolling 3-month performance period. The performance adjustment, which is applied to the Fund’s average daily net assets for the performance period, equals 35% of the difference between the Fund’s investment performance and the investment record of the S&P 500 Stock Price Index plus a margin of 0.30% when the Fund’s performance is calculated assuming the maximum possible management fee of an annual rate of 0.70% rather than the actual fee accrued. The margin can also be described alternatively as explained above. Thus, an annual performance difference of 1.00% or more between the Fund and the Index plus the margin would result in an annual maximum performance adjustment of 0.35%. This formula requires that the Fund’s performance exceed the investment record of the Index plus the margin before any performance adjustment is earned. If the Fund’s performance is below the performance of the Index plus the margin, a negative performance adjustment would apply, and would reduce the Adviser’s fee.

Here are examples of how the adjustment would work (using annual rates for the AlphaTrak 500 Fund):

Fund Performance (assuming max 0.70% fee)	Index Plus 0.30% Margin	Basic Fee	Performance Adjustment	Total Fee Rate
7.00%	5.30%	0.35%	0.35%	0.70%
6.00%	5.30%	0.35%	0.25%	0.60%
5.00%	5.30%	0.35%	–0.11%	0.24%
4.00%	5.30%	0.35%	–0.35%	0.00%
3.00%	5.30%	0.35%	–0.35%	0.00%

The Fund’s investment performance is calculated based on its net asset value per share after expenses but assuming the maximum possible management fee. For purposes of calculating the Fund’s investment performance, any dividends or capital gains distributions paid by the Fund are treated as if those distributions were reinvested in Fund shares. The investment record for the Index is based on the change in value of the Index and earnings from underlying securities.

Because the adjustment to the basic fee is based on the comparative performance of the Fund and the record of the Index, the controlling factor (regarding the performance adjustment) is not whether the Fund’s performance is up or down, but whether it is up or down more or less than the investment record of the Index plus the margin. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period.

The management fee and any performance adjustment for the Strategic Income Fund and the AlphaTrak 500 Fund are accrued daily and the entire management fee normally is paid monthly. Shareholders should note that it is possible for high past performance to result in a daily management fee accrual or monthly management fee payment by the Fund that is higher than lower current performance would otherwise produce.

The Investment Management Agreement permits the Adviser to recoup fees it did not charge and Fund expenses it paid, provided that those amounts are recouped within three years of being reduced or paid. The Adviser may not request or receive reimbursement for prior reductions or reimbursements before the payment of a Fund’s operating expenses for the current year and may not recoup amounts that would make a Fund’s total expenses exceed the applicable limit in effect during the recoupment period.

Rule 12b-1 Fee.    The Funds’ Class M and Administrative Class shares have a Share Marketing Plan or “Rule 12b-1 Plan” under which they may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by a Fund under the plan may not exceed 0.25% of its average net assets annually (all of which may be for service fees). Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Currently, the Board of Trustees of the Funds is limiting these fees for certain Funds as follows: Intermediate Bond Fund (0.21%), Total Return Bond Fund (0.21%), Low Duration Bond Fund (0.19%), and the Ultra Short Bond Fund (0.16%). The Adviser has contractually agreed, through July 31, 2014, to pay the distribution expenses of the AlphaTrak 500 Fund out of its own resources.

Shareholder Servicing Plan.    The Funds’ Board of Trustees has adopted a Shareholder Servicing Plan that allows a Fund to pay to broker-dealers and other financial intermediaries a fee for shareholder services provided to Fund shareholders who invest in the Administrative Class shares of the Fund through the intermediary. The fee is payable under the Plan at an annual rate not to exceed 0.25% of the particular Fund’s average daily net assets attributable to the Administrative Share class but the Adviser has undertaken to limit these expenses for the current fiscal year to 0.20% of the Fund’s average daily net assets invested through the intermediary. Because these fees are paid out of the Fund’s assets by holders of the Administrative Class shares, over time these fees will increase the cost of those shareholders’ investment.

Compensation of Other Parties.    The Adviser may, at its own expense and out of its own legitimate profits or other resources, pay additional compensation to third parties such as (but not limited to) broker-dealers, investment advisers, retirement plan administrators, or other financial intermediaries that have entered into a distribution, service or other types of arrangement with the Adviser, the distributor or the Funds (“Authorized Firms”). These are payments over and above other types of shareholder servicing and distribution payments described elsewhere in this Prospectus.

Payments may relate to selling and/or servicing activities, such as: access to an intermediary’s customers or network; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesale activity; conferences; retention of assets; new sales of Fund shares, and a wide range of other activities. Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer certain Funds as part of a special preferred-list or other preferred treatment program.

The Adviser does not direct the Funds’ portfolio securities transactions, or otherwise compensate broker-dealers in connection with any Fund’s portfolio transactions, in consideration of sales of Fund shares.

The Adviser also may pay financial consultants for products and/or services such as: (i) performance analytical software, (ii) attendance at, or sponsorship of, professional conferences, (iii) product evaluations and other types of investment consulting and (iv) asset/liability studies and other types of retirement plan consulting. The Adviser may also provide non-cash compensation to financial consultants, including occasional gifts, meals, or other entertainment. These activities may create, or could be viewed as creating, an incentive for such consultants or their employees or associated persons to recommend or sell shares of the Funds to their client investors.

Authorized Firms and consultants that receive these various types of payments may have a conflict of interest in recommending or selling the Funds rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.

The Adviser also manages individual investment advisory accounts. The Adviser reduces the fees charged to individual advisory accounts by the amount of the investment advisory fee charged to that portion of the client’s assets invested in any Fund.

THE TRANSFER AGENT AND ADMINISTRATOR

BNY Mellon Investment Servicing serves as transfer agent and administrator to the Trust and also provides accounting services pursuant to servicing agreements. The business address of BNY Mellon Investment Servicing is 760 Moore Road, King of Prussia, Pennsylvania 19406-1212.

THE UNDERWRITER

Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312, serves as principal underwriter to the Trust pursuant to an Underwriting Agreement for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of each Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds’ policies regarding disclosure of portfolio holdings can be found in the Statement of Additional Information.

HOW TO PURCHASE SHARES

Regular Purchases

The following table provides the Funds’ minimum initial and subsequent investment requirements for each share class. The minimums may be reduced or waived in some cases. The Plan Class shares are intended for retirement plans, including defined benefit and defined contribution plans (which may include participant directed plans).

Share Class and Type of Account	Minimum Initial Investment	Minimum Subsequent Investment

Class M

Regular Accounts	$5,000	$0

Individual Retirement Accounts	$1,000	$0

Automatic Investment Plan	$5,000	$100

Class I

Regular Accounts	$3,000,000	$50,000

Administrative Class

Regular Accounts	$2,500	$0

Individual Retirement Accounts	$1,000	$0

Plan Class

Regular Accounts (Defined Benefit and Defined Contribution Plans)	$25,000,000	$50,000

The price at which the Funds’ shares are bought or sold is called the net asset value per share, or “NAV.” The NAV is computed once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, on each day that the NYSE is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Shares cannot be purchased by wire transactions on days when banks are closed. The Funds may close early on business days that the Securities Industry and

Financial Markets Association recommends that the bond markets close early.

The price for each share you buy will be the NAV calculated after your request is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) on a day the Funds’ NAVs are calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated.

The Trust and the Transfer Agent reserve the right to reject any order and to waive the minimum investment requirements for investments through certain fund networks or other financial intermediaries and for employees and affiliates of the Adviser or the Trust. In such cases, the minimums associated with the policies and programs of the fund network or other financial intermediary will apply. (In certain cases, the fund network or other financial intermediary also may waive its minimum investment requirements; the Adviser occasionally may be involved in the fund network or other financial intermediary’s decision to waive its minimum investment requirements, but does not control that decision.) This means that investors through various financial intermediaries may face different (or even substantially reduced) investment minimums than those affecting your investment. The Funds reserve the right to redeem accounts inadvertently opened with less than the minimum initial investment. The Funds at their sole discretion may impose an annual $25 account servicing fee for below minimum accounts; certain below minimum accounts may not be charged that servicing fee.

You may invest in any Fund by wiring the amount to be invested to Metropolitan West Funds.

Bank Name: Bank of New York Mellon

ABA No. 011001234

Credit: A/C 000073-4454

BNY Mellon Investment Servicing (US) Inc. as Agent for Metropolitan West Funds

Further Credit: Shareholder Name

 Shareholder Fund/Account  Number

Your bank may impose a fee for investments by wire. The Fund or the Transfer Agent will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. Wires received after the close of the NYSE will be considered received by the next business day.

To ensure proper credit, before wiring any funds you must call (800) 241-4671 to notify us of the wire and to get an account number assigned if the wire is an initial investment. Also, if the wire represents an initial investment, you must mail an application form, by regular mail, to the Transfer Agent. When sending applications, checks, or other communications to the Transfer Agent via regular mail, send to:

Metropolitan West Funds

c/o BNY Mellon Investment Servicing

P.O. Box 9793

Providence, RI 02940

If you are sending applications, checks or other communications to the Transfer Agent via overnight mail services, send to:

Metropolitan West Funds

c/o BNY Mellon Investment Servicing

4400 Computer Drive

Westborough, MA 01581-1722

Make your check payable to Metropolitan West Funds (Fund name). The Funds cannot accept third party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashiers check, bank draft, money order or travelers’ check).

Checks should be drawn on a U.S. bank and must be payable in U.S. dollars. Shares of a Fund will be purchased by the Transfer Agent or an authorized sub-agent for your account at the net asset value next determined after receipt of your wire or check. If a check is not honored by your bank, you will be liable for any loss sustained by the Fund, as well as a $20 service charge imposed by the Transfer Agent. Forms for checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashiers check, bank draft, money order or travelers’ check).

Checks should be drawn on a U.S. bank and must be payable in U.S. dollars. Shares of a Fund will be purchased by the Transfer Agent or an authorized sub-agent for your account at the net asset value next determined after receipt of your wire or check. If a check is not honored by your bank, you will be liable for any loss sustained by the Fund, as well as a $20 service charge imposed by the Transfer Agent. Forms for additional contributions by check or change of address are provided on account statements.

The Trust may accept orders from selected brokers, dealers and other qualified institutions, with payment made to the Fund at a later time. The Adviser is responsible for insuring that such payment is made on a timely basis. You may be charged a fee if you buy or sell Fund shares through a broker or agent.

The Trust does not consider the U.S. Postal Service or other independent delivery service to be its agent. Therefore, deposit in the mail or other service does not constitute receipt by the Transfer Agent.

The Trust may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The Trust generally does not permit non-US residents to purchase shares of the Funds. The Trust may, at its sole discretion, make exceptions to this policy on a case-by-case basis.

BY PAYMENT IN KIND

In certain situations, Fund shares may be purchased by tendering payment in kind in the form of securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser. Prior to making such a purchase, you should call the Adviser to determine if the securities you wish to use to make a purchase are appropriate. The Funds reserve the right to reject the offer of any payment in kind.

BY AUTOMATIC INVESTMENT PLAN

Once an account has been opened, you can make additional purchases of shares of the Funds through an Automatic Investment Plan. The Automatic Investment Plan is only available for Class M shares. The Automatic Investment Plan provides a convenient method to have monies deducted directly from your bank account for investment into the Funds. You can make automatic monthly, quarterly or annual purchases of $100 or more into the Fund or Funds designated on the enclosed Account Application. The Funds may alter, modify or terminate the Automatic Investment Plan at any time. To begin participating in the Automatic Investment Plan, please complete the automatic investment plan section found on the Account Application or contact the Funds at (800) 241-4671.

PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER

You may buy and sell shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Funds’ Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or agent) holds your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Funds may pay the broker or its agent for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ prospectus.

Current and prospective investors purchasing shares of a Fund through a broker-dealer should be aware that a transaction charge may be imposed by broker-dealers that make the Fund’s shares available, and there will not be such a transaction charge if shares of the Fund are purchased directly from the Fund.

IDENTITY VERIFICATION PROCEDURES NOTICE

The USA PATRIOT Act and federal regulations require financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of all investors opening new accounts. When completing the New Account Application, you will be required to supply the Funds with certain information for all persons owning or permitted to act on an account. This information includes date of birth, taxpayer identification number and street address. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a customer’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

NET ASSET VALUE AND FAIR VALUE PRICING

The NAV per share is the value of the Fund’s assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of a Fund’s portfolio securities is determined on the basis of the market value of such securities or, if market quotations are not readily available, at fair value under guidelines established by the Trustees. Short-term investments maturing in less than 60 days are valued at amortized cost which the Board has determined to equal fair value. Securities and other assets for which reliable market quotations are not readily available will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Trustees. The Adviser may determine the fair value for securities that are thinly traded, illiquid, or where the Adviser believes that the prices provided by a pricing service are not accurate or are not available. Fair value pricing is intended to be used as necessary in order to accurately value the Funds’ portfolio securities and their respective net asset values. The Statement of Additional Information further describes the most common techniques used by the Funds to fair value their securities.

The daily NAV may not reflect the closing market price for all futures contracts held by the Funds because the markets for certain futures will close shortly after the time net asset value is calculated. See “Net Asset Value” in the Statement of Additional Information for further information.

HOW TO REDEEM SHARES

REGULAR REDEMPTIONS

You may redeem shares at any time by delivering instructions by regular mail to the Transfer Agent or selected brokers, dealers and other qualified institutions. If you would like to send a request to redeem shares to the Transfer Agent via regular mail, send to:

Metropolitan West Funds

c/o BNY Mellon Investment Servicing

P.O. Box 9793

Providence, RI 02940

If you are sending a request via overnight mail services, send to:

Metropolitan West Funds

c/o BNY Mellon Investment Servicing

4400 Computer Drive

Westborough, MA 01581-1722

The redemption request should identify the Fund and the account number, specify the number of shares or dollar amount to be redeemed and be signed by all registered owners exactly as the account is registered. Your request will not be accepted unless it contains all required documents. The shares will be redeemed at NAV next determined after receipt of the request by the Transfer Agent or other agent of the Funds. A redemption of shares is a sale of shares and you may realize a taxable gain or loss.

If the proceeds of any redemption (a) exceed $50,000, (b) are paid to a person other than the owner of record, or (c) are sent to an address or bank account other than shown on the Transfer Agent’s records, the signature(s) on the redemption request must be a medallion signature guarantee. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP).

Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. If you have any questions, please contact the Funds in advance by calling (800) 241-4671.

Redemptions will be processed only on a day during which the NYSE is open for business. If you purchase shares by check or money order and later decide to sell them, your proceeds from that redemption will be withheld until the Funds are sure that your check has cleared. This could take up to 15 calendar days after your purchase order.

EXCHANGES OF SHARES

You are permitted to exchange your shares in a Fund for shares of another Fund in the Trust, provided that the share class is the same in the two Funds involved in the exchange, the shares may legally be sold in the state of your residence and the Fund is open to new investors. You must also select the appropriate box on the Account Application. The shares you are exchanging must have a current value of at least the minimum investment requirement for that class ($5,000 for regular accounts and $1,000 for Individual Retirement Accounts of Class M, $2,500 for regular accounts and $1,000 for Individual Retirement Accounts of the Administrative Class and $3,000,000 for Class I). Plan Class shares are currently only offered for the Total Return Bond Fund. An exchange of shares is treated for Federal income tax purposes as a redemption or sale of shares and any gain or loss may be subject to income tax. Shares exchanged for shares of another Fund will be priced at their respective net asset values.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Administrators, trustees or sponsors of retirement plans may also impose redemption fees on such exchanges.

The Funds also reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The Fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges the Adviser determines are likely to have a negative effect on the Funds.

SYSTEMATIC WITHDRAWAL PLAN

If you own or are purchasing shares of the Funds having a current value of at least $10,000 for Class M and Administrative Class and $100,000 for Class I, you may participate in a Systematic Withdrawal Plan. The Systematic Withdrawal Plan provides for automatic redemptions of at least $100 on a monthly for Class M and Administrative Class, quarterly, semi-annual or annual basis via Automatic Clearing House (ACH). This electronic transfer could take three to five business days to settle. You may establish a Systematic Withdrawal Plan by completing the appropriate section on the Account Application or by calling the Funds at (800) 241-4671. Notice of all changes concerning the Systematic Withdrawal Plan must be received by the Transfer Agent at least two weeks prior to the next scheduled payment. Further information regarding this Plan and its requirements can be obtained by contacting the Funds at (800) 241-4671. The Systematic Withdrawal Plan is not available for the Plan Class shares.

TELEPHONE TRANSACTIONS

You may redeem shares by telephone and have the proceeds wired to the bank account as stated on the Transfer Agent’s records. You may also exchange shares by telephone. In order to redeem or exchange shares by telephone, you must select the appropriate box on the Account Application. In order to arrange for telephone redemptions or exchanges or change payment instructions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Trust. The request must be signed by each shareholder of the account with the signature guarantees as described above. Once this feature has been requested, shares may be redeemed or exchanged by calling the Transfer Agent at (800) 241-4671 and giving the account name, account number, and amount of the redemption or exchange. Joint accounts require only one shareholder to call. If redemption proceeds are to be mailed or wired to the shareholder’s bank account, the bank involved must be a commercial bank located within the United States.

If you redeem your shares by telephone and request wire payment, payment of the redemption proceeds will normally be made in Federal funds on the next business day. The redemption order must be received by the Transfer Agent before the relevant Fund’s net asset value is calculated for the day. There may be a charge of up to $10 for all wire redemptions. IF YOU EFFECT TRANSACTIONS VIA WIRE TRANSFER YOU MAY BE REQUIRED TO PAY FEES, INCLUDING THE WIRE FEE AND OTHER FEES THAT WILL BE DEDUCTED DIRECTLY FROM REDEMPTION PROCEEDS.

The Funds reserve the right to reject any telephone redemption or exchange request and the redemption or exchange privilege may be modified or terminated at any time on 30-days’ notice to shareholders. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. Among the procedures used to determine authenticity, if you are electing to redeem or exchange by telephone you will be required to provide your account number or other identifying information. All such telephone transactions will be digitally recorded and you will receive a confirmation in writing. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions. In periods of severe market or economic conditions, the telephone redemption or exchange of shares may be difficult to implement and you should redeem shares by writing to the Transfer Agent at the address listed above. If for any other reason you are unable to redeem or exchange by telephone, you should redeem or exchange shares by writing to the Transfer Agent at the address listed above.

PAYMENTS

After the Transfer Agent has received the redemption request and all proper documents, payment for shares tendered will generally be made within three business days. Payment may be delayed or made partly in-kind with marketable securities under unusual circumstances, as specified in the 1940 Act.

REDEMPTIONS OF ACCOUNTS BELOW MINIMUM AMOUNT

The Funds may redeem all of your shares at net asset value (calculated on the preceding business day) if the balance of your account falls below a certain minimum amount as a result of a transfer or redemption (and not market fluctuations). The minimum amount is $500 for Class M shares, $3 million for Class I shares, $500 for Administrative Class shares and $25,000 for Plan Class shares. The Funds will notify you in writing and you will have 60 days to increase your account balance before your shares are redeemed.

CONVERSION OF SHARES BETWEEN CLASSES

You are permitted to convert shares between Class M, Class I and Plan Class Shares, provided that your investment meets the minimum initial investment and any other requirements in the other class, and that the shares of the other class are eligible for sale in your state of residence. Further information about conversion of shares between classes may be found in the Statement of Additional Information.

TRADING LIMITS

The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment returns to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.

The Trust reserves the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Trust’s view, is likely to engage in excessive material trading. If a purchase or exchange order into shares of a Fund is rejected, the potential investor will not benefit from any subsequent increase in the net asset value of that Fund. Future purchases into a Fund may be barred if a shareholder effects more than two round trips in shares of that Fund (meaning exchanges or redemptions following a purchase) in excess of certain de minimis limits within a 30 day period. Shareholders effecting a round trip transaction in shares of a Fund in excess of the relevant de minimis threshold more than once within the above-referenced 30-day period may receive a communication from the Fund warning that the shareholder is in danger of violating the Trust’s frequent trading policy. Exceptions to these trading limits may be made only upon approval of the Funds’ Chief Compliance Officer or Fund Operations Officer, and such exceptions are reported to the Board of Trustees on a quarterly basis. This policy may be revised from time to time by the officers of the Trust in consultation with the Board of Trustees without prior notice.

These restrictions do not apply to certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Adviser’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Trust or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Trust, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

In addition, the Trust reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules;

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of large redemptions, excessive trading or during unusual market conditions).

REPORTS TO SHAREHOLDERS

Each Fund’s fiscal year ends on March 31. Each Fund will issue to its shareholders semi-annual and annual reports. In addition, you will receive monthly statements of the status of your account reflecting all transactions having taken place within that month. In order to reduce the Funds’ expenses, the Trust will try to identify related shareholders in a household and send only one copy of the annual or semi-annual report and prospectus per household. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders by the deadline established by the Internal Revenue Service (IRS). Account tax information will also be sent to the IRS.

WITHHOLDINGS; REPORTING

The Funds may be required to withhold Federal income tax from proceeds of redemptions if you are subject to backup withholding. Failure to provide a certified tax identification number at the time an account is opened will cause tax to be withheld. The Funds also may be required to report redemptions to the IRS.

DIVIDENDS AND TAX STATUS

The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Dividends normally begin to accrue on the next business day after payment for shares.

Distributions from net realized short-term gains, if any, and distributions from any net capital gains realized through October 31st of each year and not previously paid out will be paid out after that date. Each Fund may also pay supplemental distributions after the end of the Fund’s fiscal year. Dividends and distributions are paid in full and fractional shares of each Fund based on the net asset value per share at the close of business on the ex-dividend date, unless you request, in writing to the Trust, payment in cash. Distributions are treated the same for tax purposes whether received in cash or reinvested. The Trust will notify you after the close of its fiscal year of both the dollar amount and the tax status of that year’s distributions.

All dividends from net investment income (other than qualified dividend income) together with distributions of short-term capital gains will be taxable as ordinary income even though paid to you in additional shares. Any net capital gains (“capital gains distributions”) distributed are taxable as the relevant type of capital gains regardless of the length of time you have owned your shares. Distributions of investment income designated as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long term capital gain, provided certain requirements are met. Dividends, interest and gains received by a Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes.

Distributions will be taxable in the year in which they are received, except for certain distributions received in January, which will be taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund’s distributions, including the portions, if any, that qualify for the dividends-received deduction. These distributions may be capital gain distributions and/or a return of capital.

Additional information about taxes is set forth in the Statement of Additional Information. The foregoing discussion has been prepared by the management of the Funds, and is not intended to be a complete description of all tax implications of an investment in a Fund. You should consult your own advisors concerning the application of Federal, state and local tax laws to your particular situations.

As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Internal Revenue Code.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with the financial statements and financial highlights of each Fund, are included in the annual report, which is available upon request.

Financial Highlights

	ULTRA SHORT BOND FUND CLASS M

	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Year	$4.20	$4.24	$4.04	$3.53	$4.64

Income from Investment Operations:
Net investment income[1]	0.06	0.08	0.11	0.20	0.25
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.12	(0.04)	0.21	0.51	(1.10)

Total Income/(Loss) from Investment Operations	0.18	0.04	0.32	0.71	(0.85)

Less Distributions:
From net investment income	(0.07)	(0.08)	(0.12)	(0.20)	(0.26)

Total Distributions	(0.07)	(0.08)	(0.12)	(0.20)	(0.26)

Net Asset Value, End of Year	$4.31	$4.20	$4.24	$4.04	$3.53

Total Return	4.26%	1.00%	8.01%	20.74%	(18.85)%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$56,977	$37,261	$42,174	$22,020	$35,929
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	0.64%	0.68%	0.65%	0.95%	0.63%
After expense waivers and reimbursements	0.50%	0.51%	0.50%	0.73%	0.50%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.50%	1.90%	2.57%	5.24%	5.84%
Portfolio Turnover Rate	43%	29%	42%	43%	20%

[1]	Per share numbers have been calculated using the average share method.
[2]

The Fund did not incur any interest expense for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.50%.

	ULTRA SHORT BOND FUND CLASS I

	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Year	$4.21	$4.25	$4.04	$3.53	$4.64

Income from Investment Operations:
Net investment income[1]	0.07	0.09	0.12	0.19	0.26
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.11	(0.04)	0.22	0.53	(1.10)

Total Income/(Loss) from Investment Operations	0.18	0.05	0.34	0.72	(0.84)

Less Distributions:
From net investment income	(0.07)	(0.09)	(0.13)	(0.21)	(0.27)

Total Distributions	(0.07)	(0.09)	(0.13)	(0.21)	(0.27)

Net Asset Value, End of Year	$4.32	$4.21	$4.25	$4.04	$3.53

Total Return	4.42%	1.17%	8.43%	20.93%	(18.72)%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$67,947	$75,106	$71,173	$79,830	$60,060
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	0.48%	0.52%	0.49%	0.79%	0.47%
After expense waivers and reimbursements	0.34%	0.35%	0.34%	0.57%	0.34%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.70%	2.03%	2.83%	4.93%	6.09%
Portfolio Turnover Rate	43%	29%	42%	43%	20%

[1]	Per share numbers have been calculated using the average share method.
[2]

The Fund did not incur any interest expense for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.34%.

	LOW DURATION BOND FUND CLASS M

	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Year	$8.60	$8.65	$8.21	$7.08	$8.81

Income from Investment Operations:
Net investment income[1]	0.25	0.26	0.26	0.33	0.49
Net realized and unrealized gain/(loss) on investments, futures contracts, foreign currency exchange contracts, swap contracts and written options	0.23	(0.05)	0.44	1.15	(1.70)

Total Income/(Loss) from Investment Operations	0.48	0.21	0.70	1.48	(1.21)

Less Distributions:
From net investment income	(0.25)	(0.26)	(0.26)	(0.35)	(0.52)

Total Distributions	(0.25)	(0.26)	(0.26)	(0.35)	(0.52)

Net Asset Value, End of Year	$8.83	$8.60	$8.65	$8.21	$7.08

Total Return	5.64%	2.53%	8.63%	21.45%	(14.20)%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$1,140,625	$1,214,668	$1,356,201	$1,032,666	$656,275
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	0.57%	0.59%	0.58%	0.71%	0.62%
After expense waivers and reimbursements	0.57%	0.59%	0.58%	0.69%	0.59%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.83%	3.06%	3.01%	4.32%	6.00%
Portfolio Turnover Rate	60%	60%	87%	36%	38%

[1]	Per share numbers have been calculated using the average share method.
[2]

The Fund did not incur any interest expense for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal years ended March 31, 2010, and March 31, 2009. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal years ended March 31, 2010 and March 31, 2009 would have been 0.58% and 0.58% respectively.

	LOW DURATION BOND FUND CLASS I

	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Year	$8.60	$8.66	$8.22	$7.08	$8.82

Income from Investment Operations:
Net investment income[1]	0.26	0.28	0.27	0.35	0.50
Net realized and unrealized gain/(loss) on investments, futures contracts, foreign currency exchange contracts, swap contracts and written options	0.24	(0.06)	0.45	1.16	(1.71)

Total Income/(Loss) from Investment Operations	0.50	0.22	0.72	1.51	(1.21)

Less Distributions:
From net investment income	(0.27)	(0.28)	(0.28)	(0.37)	(0.53)

Total Distributions	(0.27)	(0.28)	(0.28)	(0.37)	(0.53)

Net Asset Value, End of Year	$8.83	$8.60	$8.66	$8.22	$7.08

Total Return	5.84%	2.61%	8.82%	21.83%	(14.13)%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$741,747	$504,182	$573,395	$476,233	$313,864
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	0.38%	0.40%	0.39%	0.52%	0.43%
After expense waivers and reimbursements	0.38%	0.40%	0.39%	0.50%	0.40%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.00%	3.24%	3.20%	4.52%	6.19%
Portfolio Turnover Rate	60%	60%	87%	36%	38%

[1]	Per share numbers have been calculated using the average share method.
[2]

The Fund did not incur any interest expense for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal years ended March 31, 2010, and March 31, 2009. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal years ended March 31, 2010 and March 31, 2009 would have been 0.39% and 0.39% respectively.

	LOW DURATION BOND FUND ADMINISTRATIVE CLASS*

	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	PERIOD ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$11.11	$11.18	$10.61	$10.00

Income from Investment Operations:
Net investment income[1]	0.32	0.31	0.31	0.15
Net realized and unrealized gain/(loss) on investments, futures contracts, foreign currency exchange contracts, swap contracts and written options	0.28	(0.06)	0.57	0.64

Total Income from Investment Operations	0.60	0.25	0.88	0.79

Less Distributions:
From net investment income	(0.30)	(0.32)	(0.31)	(0.18)

Total Distributions	(0.30)	(0.32)	(0.31)	(0.18)

Net Asset Value, End of Period	$11.41	$11.11	$11.18	$10.61

Total Return	5.46%	2.28%	8.41%	7.91%	[2]
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$105	$1,594	$2,133	$1,029
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.77%	0.79%	0.78%	0.91%	[4]
After expense waivers and reimbursements	0.77%	0.79%	0.78%	0.89%	[4]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.85%	2.82%	2.78%	2.72%	[4]
Portfolio Turnover Rate	60%	60%	87%	36%	[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]

The Fund did not incur any interest expense for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.78%.

[4]	Annualized.
*	The Low Duration Bond Fund Administrative Class Shares commenced operations on September 23, 2009.

	INTERMEDIATE BOND FUND CLASS M

	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Year	$10.47	$10.31	$10.17	$9.09	$10.17

Income from Investment Operations:
Net investment income[1]	0.35	0.40	0.44	0.49	0.52
Net realized and unrealized gain/(loss) on investments, futures contracts, foreign currency exchange contracts, swap contracts and written options	0.40	0.16	0.50	1.14	(0.93)

Total Income/(Loss) from Investment Operations	0.75	0.56	0.94	1.63	(0.41)

Less Distributions:
From net investment income	(0.35)	(0.40)	(0.44)	(0.49)	(0.52)
From net capital gains	(0.18)	–	(0.36)	(0.01)	(0.15)
From return of capital	–	–	–	(0.05)	(0.00)[2]

Total Distributions	(0.53)	(0.40)	(0.80)	(0.55)	(0.67)

Net Asset Value, End of Year	$10.69	$10.47	$10.31	$10.17	$9.09

Total Return	7.28%	5.56%	9.50%	18.32%	(3.95)%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$115,576	$89,990	$56,748	$44,805	$25,901
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.69%	0.72%	0.72%	0.81%	0.77%
After expense waivers and reimbursements	0.65%	0.66%	0.65%	0.70%	0.65%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.24%	3.89%	4.24%	5.00%	5.47%
Portfolio Turnover Rate	119%	145%	192%	95%	178%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is less than $0.01.
[3]

The Fund did not incur any interest expense for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.65%.

	INTERMEDIATE BOND FUND CLASS I

	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Year	$10.47	$10.30	$10.17	$9.09	$10.17

Income from Investment Operations:
Net investment income[1]	0.37	0.43	0.46	0.51	0.54
Net realized and unrealized gain/(loss) on investments, futures contracts, foreign currency exchange contracts, swap contracts and written options	0.40	0.16	0.50	1.14	(0.93)

Total Income/(Loss) from Investment Operations	0.77	0.59	0.96	1.65	(0.39)

Less Distributions:
From net investment income	(0.37)	(0.42)	(0.47)	(0.51)	(0.54)
From net capital gains	(0.18)	–	(0.36)	(0.01)	(0.15)
From return of capital	–	–	–	(0.05)	(0.00)[2]

Total Distributions	(0.55)	(0.42)	(0.83)	(0.57)	(0.69)

Net Asset Value, End of Year	$10.69	$10.47	$10.30	$10.17	$9.09

Total Return	7.50%	5.89%	9.62%	18.57%	(3.75)%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$197,719	$193,480	$144,364	$162,363	$140,274
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.48%	0.51%	0.51%	0.60%	0.56%
After expense waivers and reimbursements	0.44%	0.45%	0.44%	0.49%	0.44%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.46%	4.11%	4.45%	5.25%	5.62%
Portfolio Turnover Rate	119%	145%	192%	95%	178%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is less than $0.01.
[3]

The Fund did not incur any interest expense for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.44%.

	TOTAL RETURN BOND FUND CLASS M

	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Year	$10.54	$10.41	$10.16	$8.89	$9.82

Income from Investment Operations:
Net investment income[1]	0.36	0.45	0.47	0.57	0.53
Net realized and unrealized gain/(loss) on investments, futures contracts, foreign currency exchange contracts, swap contracts and written options	0.62	0.21	0.42	1.26	(0.74)

Total Income/(Loss) from Investment Operations	0.98	0.66	0.89	1.83	(0.21)

Less Distributions:
From net investment income	(0.38)	(0.45)	(0.47)	(0.56)	(0.55)
From net capital gains	(0.22)	(0.08)	(0.17)	–	(0.17)

Total Distributions	(0.60)	(0.53)	(0.64)	(0.56)	(0.72)

Net Asset Value, End of Year	$10.92	$10.54	$10.41	$10.16	$8.89

Total Return	9.46%	6.55%	8.86%	21.16%	(2.10)%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$10,806,099	$8,154,998	$6,999,143	$4,645,082	$3,275,319
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	0.61%	0.63%	0.63%	0.72%	0.65%
After expense waivers and reimbursements	0.61%	0.63%	0.63%	0.72%	0.65%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.30%	4.33%	4.47%	5.88%	5.74%
Portfolio Turnover Rate	160%	156%	228%	141%	220%

[1]	Per share numbers have been calculated using the average share method.
[2]

The Fund did not incur any interest expense for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended for March 31, 2010 would have been 0.65%.

	TOTAL RETURN BOND FUND CLASS I

	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Year	$10.54	$10.41	$10.16	$8.89	$9.82

Income from Investment Operations:
Net investment income[1]	0.38	0.47	0.49	0.58	0.55
Net realized and unrealized gain/(loss) on investments, futures contracts, foreign currency exchange contracts, swap contracts and written options	0.62	0.21	0.42	1.27	(0.75)

Total Income/(Loss) from Investment Operations	1.00	0.68	0.91	1.85	(0.20)

Less Distributions:
From net investment income	(0.40)	(0.47)	(0.49)	(0.58)	(0.56)
From net capital gains	(0.22)	(0.08)	(0.17)	–	(0.17)

Total Distributions	(0.62)	(0.55)	(0.66)	(0.58)	(0.73)

Net Asset Value, End of Year	$10.92	$10.54	$10.41	$10.16	$8.89

Total Return	9.69%	6.78%	9.08%	21.42%	(1.89)%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$13,693,971	$11,275,951	$5,972,132	$3,784,988	$2,021,994
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	0.40%	0.42%	0.42%	0.51%	0.44%
After expense waivers and reimbursements	0.40%	0.42%	0.42%	0.51%	0.44%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.52%	4.53%	4.67%	6.03%	5.95%
Portfolio Turnover Rate	160%	156%	228%	141%	220%

[1]	Per share numbers have been calculated using the average share method.
[2]

The Fund did not incur any interest expense for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.44%.

	TOTAL RETURN BOND FUND ADMINISTRATIVE CLASS*

	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	PERIOD ENDED MARCH 31, 2010
Net Asset Value, Beginning of Period	$10.55	$10.42	$10.17	$10.00

Income from Investment Operations:
Net investment income[1]	0.33	0.43	0.44	0.13
Net realized and unrealized gain on investments, futures contracts, foreign currency exchange contracts, swap contracts and written options	0.63	0.21	0.42	0.17

Total Income from Investment Operations	0.96	0.64	0.86	0.30

Less Distributions:
From net investment income	(0.36)	(0.43)	(0.44)	(0.13)
From net capital gains	(0.22)	(0.08)	(0.17)	–

Total Distributions	(0.58)	(0.51)	(0.61)	(0.13)

Net Asset Value, End of Period	$10.93	$10.55	$10.42	$10.17

Total Return	9.24%	6.34%	8.63%	3.05%	[2]
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$15,783	$7,061	$6,681	$1,194
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.81%	0.83%	0.83%	0.92%
After expense waivers and reimbursements	0.81%	0.83%	0.83%	0.92%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.04%	4.14%	4.16%	4.66%
Portfolio Turnover Rate	160%	156%	228%	141%	[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]

The Fund did not incur any interest expense for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.85%.

*	The Total Return Bond Fund Administrative Class Shares commenced operations on December 18, 2009.

	TOTAL RETURN BOND FUND PLAN CLASS*

	YEAR ENDED MARCH 31, 2013	PERIOD ENDED MARCH 31, 2012
Net Asset Value, Beginning of Period	$9.95	$10.00

Income from Investment Operations:
Net investment income[1]	0.35	0.30
Net realized and unrealized gain on investments, futures contracts, foreign currency exchange contracts, swap contracts and written options	0.60	0.07

Total Income from Investment Operations	0.95	0.37

Less Distributions:
From net investment income	(0.38)	(0.34)
From net capital gains	(0.22)	(0.08)

Total Distributions	(0.60)	(0.42)

Net Asset Value, End of Period	$10.30	$9.95

Total Return	9.73%	3.81%	[2]
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$348,453	$119,860
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.40%	0.41%	[4]
After expense waivers and reimbursements	0.39%	0.40%	[4]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.42%	4.43%	[4]
Portfolio Turnover Rate	160%	156%	[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	The Fund did not incur any interest expense for the fiscal years ended March 31, 2013 and March 31, 2012.
[4]	Annualized.
*	The Total Return Bond Fund Plan Class Shares commenced operations on August 1, 2011.

	HIGH YIELD BOND FUND CLASS M

	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Year	$10.11	$10.94	$10.40	$7.65	$9.71

Income from Investment Operations:
Net investment income[1]	0.64	0.73	0.82	0.92	0.88
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.57	(0.68)	0.59	2.78	(2.08)

Total Income/(Loss) from Investment Operations	1.21	0.05	1.41	3.70	(1.20)

Less Distributions:
From net investment income	(0.68)	(0.76)	(0.82)	(0.91)	(0.87)
From net capital gains	(0.05)	(0.12)	(0.05)	(0.04)	–

Total Distributions	(0.73)	(0.88)	(0.87)	(0.95)	(0.87)

Redemption fees added to paid-in capital (Note 8)	–	–	0.00[2]	0.00[2]	0.01

Net Asset Value, End of Year	$10.59	$10.11	$10.94	$10.40	$7.65

Total Return	12.40%	0.68%	14.19%	49.85%	(12.59)%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$1,335,683	$1,227,806	$1,351,022	$523,717	$60,702
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.81%	0.85%	0.85%	0.88%	0.99%
After expense waivers and reimbursements	0.79%	0.82%	0.80%	0.81%	0.80%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.20%	7.14%	7.73%	9.29%	10.24%
Portfolio Turnover Rate	74%	54%	34%	40%	107%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is less than $0.01.
[3]

The Fund did not incur any interest expense for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.80%.

	HIGH YIELD BOND FUND CLASS I

	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Year	$10.11	$10.94	$10.40	$7.65	$9.71

Income from Investment Operations:
Net investment income[1]	0.66	0.75	0.85	0.95	0.91
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.57	(0.68)	0.59	2.77	(2.09)

Total Income/(Loss) from Investment Operations	1.23	0.07	1.44	3.72	(1.18)

Less Distributions:
From net investment income	(0.70)	(0.78)	(0.85)	(0.93)	(0.89)
From net capital gains	(0.05)	(0.12)	(0.05)	(0.04)	–

Total Distributions	(0.75)	(0.90)	(0.90)	(0.97)	(0.89)

Redemption fees added to paid-in capital (Note 8)	–	–	0.00[2]	0.00[2]	0.01

Net Asset Value, End of Year	$10.59	$10.11	$10.94	$10.40	$7.65

Total Return	12.67%	0.93%	14.48%	50.22%	(12.37)%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$997,308	$1,062,563	$765,086	$252,022	$106,895
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	0.57%	0.60%	0.60%	0.63%	0.73%
After expense waivers and reimbursements	0.54%	0.57%	0.55%	0.56%	0.55%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.46%	7.35%	7.99%	9.82%	10.88%
Portfolio Turnover Rate	74%	54%	34%	40%	107%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is less than $0.01.
[3]

The Fund did not incur any interest expense for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.55%.

	UNCONSTRAINED BOND FUND CLASS M

	YEAR ENDED MARCH 31, 2013	PERIOD ENDED MARCH 31, 2012*
Net Asset Value, Beginning of Period	$11.23	$10.00

Income from Investment Operations:
Net investment income[1]	0.36	0.32
Net realized and unrealized gain on investments, futures contracts, foreign currency exchange contracts, and swap contracts	0.61	1.24

Total Income from Investment Operations	0.97	1.56

Less Distributions:
From net investment income	(0.39)	(0.31)
From net capital gains	–	(0.02)

Total Distributions	(0.39)	(0.33)

Net Asset Value, End of Period	$11.81	$11.23

Total Return	9.72%	15.72%	[2]
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$100,087	$9,894
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	1.35%	2.86%	[4]
After expense waivers and reimbursements	0.99%	0.99%	[4]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.07%	6.11%	[4]
Portfolio Turnover Rate	43%	29%	[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	The Fund did not incur any interest expense for the fiscal years ended March 31, 2013 and March 31, 2012.
[4]	Annualized.
*	The Unconstrained Bond Fund Class M Shares commenced operations on October 1, 2011.

	UNCONSTRAINED BOND FUND CLASS I

	YEAR ENDED MARCH 31, 2013	PERIOD ENDED MARCH 31, 2012*
Net Asset Value, Beginning of Period	$11.22	$10.00

Income from Investment Operations:
Net investment income[1]	0.38	0.33
Net realized and unrealized gain on investments, futures contracts, foreign currency exchange contracts, and swap contracts	0.62	1.23

Total Income from Investment Operations	1.00	1.56

Less Distributions:
From net investment income	(0.42)	(0.32)
From net capital gains	–	(0.02)

Total Distributions	(0.42)	(0.34)

Net Asset Value, End of Period	$11.80	$11.22

Total Return	9.98%	15.85%	[2]
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$87,893	$7,776
Ratio of Expenses to Average Net Assets[3]
Before expense waivers and reimbursements	1.10%	2.60%	[4]
After expense waivers and reimbursements	0.75%	0.75%	[4]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.21%	6.23%	[4]
Portfolio Turnover Rate	43%	29%	[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	The Fund did not incur any interest expense for the fiscal years ended March 31, 2013 and March 31, 2012.
[4]	Annualized.
*	The Unconstrained Bond Fund Class I Shares commenced operations on October 1, 2011.

	STRATEGIC INCOME FUND CLASS M

	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Year	$7.82	$8.21	$7.45	$5.69	$8.85

Income from Investment Operations:
Net investment income[1]	0.39	0.44	0.40	0.58	0.89
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.51	(0.36)	0.78	1.91	(2.98)

Total Income/(Loss) from Investment Operations	0.90	0.08	1.18	2.49	(2.09)

Less Distributions:
From net investment income	(0.40)	(0.47)	(0.42)	(0.73)	(1.07)

Total Distributions	(0.40)	(0.47)	(0.42)	(0.73)	(1.07)

Net Asset Value, End of Year	$8.32	$7.82	$8.21	$7.45	$5.69

Total Return	11.80%	1.11%	16.21%	46.49%	(25.33)%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$36,823	$20,882	$88,162	$47,906	$8,020
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	2.16%	2.14%	2.22%	2.01%	0.79%
After expense waivers and reimbursements	2.16%	2.14%	2.22%	2.01%	0.79%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.85%	5.52%	5.10%	8.41%	11.19%
Portfolio Turnover Rate	50%	70%	93%	208%	294%

[1]	Per share numbers have been calculated using the average share method.
[2]

The Fund did not incur any interest expense for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal years ended March 31, 2010 and March 31, 2009. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal years ended March 31, 2010 and March 31, 2009 would have been 1.63% and 0.60%, respectively.

	STRATEGIC INCOME FUND CLASS I

	YEAR ENDED MARCH 31, 2013	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Year	$7.82	$8.21	$7.44	$5.69	$8.85

Income from Investment Operations:
Net investment income[1]	0.42	0.49	0.43	0.71	0.95
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts and written options	0.50	(0.39)	0.78	1.79	(3.02)

Total Income/(Loss) from Investment Operations	0.92	0.10	1.21	2.50	(2.07)

Less Distributions:
From net investment income	(0.42)	(0.49)	(0.44)	(0.75)	(1.09)

Total Distributions	(0.42)	(0.49)	(0.44)	(0.75)	(1.09)

Net Asset Value, End of Year	$8.32	$7.82	$8.21	$7.44	$5.69

Total Return	12.08%	1.36%	16.66%	46.65%	(25.14)%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$178,751	$162,947	$180,409	$167,570	$119,302
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	1.91%	1.89%	1.97%	1.76%	0.51%
After expense waivers and reimbursements	1.91%	1.89%	1.97%	1.76%	0.51%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	5.18%	6.19%	5.41%	10.56%	12.39%
Portfolio Turnover Rate	50%	70%	93%	208%	294%

[1]	Per share numbers have been calculated using the average share method.
[2]

The Fund did not incur any interest expense for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal years ended March 31, 2010 and March 31, 2009. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal years ended March 31, 2010 and March 31, 2009 would have been 1.38% and 0.32%, respectively.

	ALPHATRAK 500 FUND CLASS M

	YEAR ENDED MARCH 31, 2013		YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009
Net Asset Value, Beginning of Year	$4.63		$4.48	$3.79	$2.96	$6.71

Income from Investment Operations:
Net investment income[1]	0.07		0.11	0.12	0.15	0.29
Net realized and unrealized gain/(loss) on investments, futures contracts and swap contracts	0.71		0.21	0.84	2.45	(4.01)

Total Income/(Loss) from Investment Operations	0.78		0.32	0.96	2.60	(3.72)

Less Distributions:
From net investment income	(0.06)		(0.09)	(0.17)	(0.18)	(0.03)
From net capital gains	–		–	–	(0.22)	–
From return of capital	–		(0.08)	(0.10)	(1.37)	–

Total Distributions	(0.06)		(0.17)	(0.27)	(1.77)	(0.03)

Net Asset Value, End of Year	$5.35		$4.63	$4.48	$3.79	$2.96

Total Return	16.88%		7.35%	26.31%	96.57%	(55.65)%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$6,156		$5,140	$9,780	$11,039	$59,334
Ratio of Expenses to Average Net Assets[2]
Before expense waivers and reimbursements	2.94%		2.09%	1.88%	1.30%	0.24%
After expense waivers and reimbursements	0.91%	[3]	0.97%	0.90%	1.21%	0.22%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.45%		2.75%	3.14%	3.84%	5.57%
Portfolio Turnover Rate	41%		31%	71%	24%	145%

[1]	Per share numbers have been calculated using the average share method.
[2]

The Fund did not incur any interest expense for the fiscal years ended March 31, 2013, March 31, 2012 and March 31, 2011. The Fund incurred interest expense for the fiscal year ended March 31, 2010. If interest expense had not been incurred, the ratio of annualized operating expenses to average net assets for the fiscal year ended March 31, 2010 would have been 0.90%.

[3]	The 0.91% represents the current expense waivers and reimbursements which is 0.01% over the expense cap. The after expense waivers and reimbursements would of been 0.90%.

ANNUAL/SEMIANNUAL REPORTS

The Funds’ annual and semiannual reports to shareholders contain additional information about the Funds’ investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference and is legally considered a part of this Prospectus.

The reports and the SAI are available, free of charge, on our website at http://www.mwamllc.com/literature.php. You can request free copies of the reports and the SAI, or request other information and discuss your questions about the Funds by contacting us at:

METROPOLITAN WEST FUNDS

865 SOUTH FIGUEROA STREET

LOS ANGELES, CALIFORNIA 90017

(800) 241-4671

You can also review the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. In addition, you can get copies of this information:

•	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by electronic request at the following E-mail address: publicinfo@sec.gov.

•	Free of charge from the EDGAR Database on the SEC’s Website at http://www.sec.gov.

Investment Company Act File No. 811-07989